UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of July 31, 2020

% of fund's net assets
Illinois	19.1
Florida	7.4
Texas	6.5
Pennsylvania	4.6
New York	4.3

Top Five Sectors as of July 31, 2020

% of fund's net assets
Health Care	25.5
General Obligations	24.8
Transportation	14.3
Education	7.5
Electric Utilities	7.4

Quality Diversification (% of fund's net assets)

As of July 31, 2020
AAA	2.8%
AA,A	73.1%
BBB	16.6%
BB and Below	2.5%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Alabama - 1.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	2,252,556
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$285,000	$321,104
4% 12/1/35	930,000	1,040,000
4% 12/1/37	1,250,000	1,388,075
4% 12/1/38	240,000	265,735
4% 12/1/39	1,700,000	1,877,191
4% 12/1/41	4,070,000	4,468,616
4% 12/1/44	2,400,000	2,615,592
4% 12/1/49	560,000	606,413
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	24,380,000	28,077,227
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,754,805

TOTAL ALABAMA		45,667,314

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,245,888
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,986,514
5% 10/1/33	2,200,000	2,574,528

TOTAL ALASKA		9,806,930

Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,345,003
5% 6/1/27	500,000	626,525
5% 6/1/29	1,725,000	2,198,564
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,864,548
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.008%, tender 1/1/37 (a)(b)	1,000,000	938,270
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,118,634
5% 5/1/43	1,000,000	1,025,740
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,246,869
Series 2017, 5% 7/1/24	3,475,000	4,008,517
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	157,162
5% 7/1/48	200,000	198,800
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,411,580
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	458,608
6% 1/1/48 (c)	2,825,000	2,711,294
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	388,205
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,480,798
5% 7/1/30	1,500,000	1,922,940
5% 7/1/31	800,000	1,020,888
5% 7/1/32	3,250,000	4,124,478
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,611,391
Series 2017 B:
5% 7/1/30	4,000,000	4,981,720
5% 7/1/34	2,000,000	2,444,560
5% 7/1/35	2,000,000	2,436,760
Series 2019 A, 5% 7/1/44	5,615,000	6,925,709
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	7,200,000	8,318,664
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	7,804,350
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	8,430,000	11,190,488
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,086,120
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,843,175
5.5% 12/1/29	2,100,000	2,818,998
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	285,958
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	4,300,000	4,285,939

TOTAL ARIZONA		88,281,255

California - 3.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,663,762
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,122
5.5% 4/1/30	5,000	5,019
Series 2012, 5.25% 4/1/35	2,920,000	3,137,715
Series 2017, 5% 11/1/29	6,225,000	8,164,586
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,705,999
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,494,127
5% 5/15/38	3,000,000	3,459,960
5% 5/15/43	4,000,000	4,559,320
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	340,000	285,600
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	280,000	235,200
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,949,134
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,140,020
5% 5/15/26	1,000,000	1,160,010
5% 5/15/27	1,000,000	1,154,110
5% 5/15/28	1,000,000	1,148,830
5% 5/15/32	1,250,000	1,415,025
5% 5/15/33	1,500,000	1,690,290
5% 5/15/40	1,000,000	1,104,260
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,237,736
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,737,477
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,883,311
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,843,238
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,804,000
Series 2017 A1:
5% 6/1/21	1,110,000	1,152,007
5% 6/1/22	1,555,000	1,680,473
5% 6/1/23	1,780,000	1,996,377
5% 6/1/24	1,000,000	1,161,590
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,450,393
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	1,071,044
Series B:
0% 8/1/33	4,350,000	3,473,562
0% 8/1/37	8,000,000	5,664,560
0% 8/1/38	4,225,000	2,896,153
0% 8/1/39	7,220,000	4,796,318
0% 8/1/41	4,900,000	3,045,007
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,230,390
5% 9/1/30	1,370,000	1,581,734
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,493,757
5% 8/1/31	1,630,000	1,975,576
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,452,544
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	2,057,448
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	2,287,290
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	1,009,099
0% 7/1/37	5,105,000	3,628,940
Series 2008 E, 0% 7/1/47 (d)	2,600,000	2,552,420
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	2,930,000	3,656,640
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,129,030
5% 6/1/27	1,000,000	1,122,880
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,892,587
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,640,517
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,253,670
5% 6/1/28	1,510,000	1,938,357
5% 6/1/29	1,000,000	1,308,500
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	2,025,155
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,288,780
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,900,000	1,905,054
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	982,070

TOTAL CALIFORNIA		139,813,773

Colorado - 0.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,612,284
5% 10/1/43	5,810,000	6,344,578
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	301,949
5% 9/1/24	225,000	259,614
5% 9/1/25	260,000	306,912
5% 9/1/28	2,200,000	2,691,084
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,225,215
Series 2019 A, 4% 11/1/39	2,980,000	3,385,310
Series 2019 A2, 4% 8/1/49	2,900,000	3,220,798
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,245,000	1,407,423
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	3,996,169
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,089,295
Series 2010 C, 5.375% 9/1/26	1,000,000	1,003,910

TOTAL COLORADO		30,844,541

Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,833,046
Series 2016 E:
5% 10/15/26	2,030,000	2,543,895
5% 10/15/29	2,930,000	3,633,727
Series 2018 F:
5% 9/15/25	1,950,000	2,379,507
5% 9/15/27	1,000,000	1,279,840
5% 9/15/28	4,500,000	5,884,245
Series 2020 A:
4% 1/15/33	8,435,000	10,238,403
4% 1/15/34	7,005,000	8,463,721
5% 1/15/40	2,765,000	3,538,702
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,249,332
5% 7/1/35	1,200,000	1,423,284
5% 7/1/36	400,000	472,908
5% 7/1/37	1,555,000	1,833,843
5% 7/1/42	3,780,000	4,410,995
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (a)	4,380,000	4,565,712
Series 2020 B:
5%, tender 1/1/25 (a)	4,450,000	5,282,417
5%, tender 1/1/27 (a)	4,710,000	5,906,152
Series 2016 K, 4% 7/1/46	4,465,000	4,773,219
Series 2017 B, 5% 7/1/29	9,780,000	13,483,295
Series 2019 A:
5% 7/1/34 (c)	1,325,000	1,467,438
5% 7/1/49 (c)	2,040,000	2,182,106
Series 2020 A, 4% 7/1/39	3,000,000	3,428,580
Series 2020 C, 4% 7/1/45	3,945,000	4,438,559
Series G, 5% 7/1/50 (c)	1,100,000	1,179,882
Series K1:
5% 7/1/31	1,500,000	1,679,205
5% 7/1/35	1,280,000	1,405,760
Series N:
5% 7/1/32	550,000	617,381
5% 7/1/33	500,000	556,025
5% 7/1/34	250,000	277,278
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,620,000	1,846,055
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,956,500
5% 5/1/35	2,325,000	2,927,454
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,684,105
5% 4/1/39 (c)	3,125,000	3,349,313
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	570,000	671,517
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,248,755
5% 11/1/26	1,735,000	2,174,458

TOTAL CONNECTICUT		119,286,614

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,746,810
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,921,690
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,772,120
5% 7/15/30	6,495,000	7,728,465
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	802,040
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,528,338
5% 10/1/34	2,000,000	2,435,820
5% 10/1/36	2,000,000	2,413,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B:
5% 10/1/21	3,490,000	3,670,712
5% 10/1/23	2,250,000	2,565,248
5% 10/1/25	2,310,000	2,817,253
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,508,720
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,706,202

TOTAL DISTRICT OF COLUMBIA		42,869,708

Florida - 7.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,988,099
Series 2015 C, 5% 7/1/27	1,455,000	1,758,178
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,717,140
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,952,184
Series 2012 A, 5% 7/1/24	4,345,000	4,684,562
Series 2015 A:
5% 7/1/24	940,000	1,094,151
5% 7/1/26	3,635,000	4,338,082
Series 2016, 5% 7/1/32	1,020,000	1,225,754
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	4,525,000	4,696,244
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,603,455
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,651,343
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,634,282
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	1,640,000	1,775,005
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,765,000	5,344,138
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,921,178
Series 2015 C, 5% 10/1/35	2,000,000	2,239,840
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	518,524
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,218,031
5% 10/1/31	1,075,000	1,324,357
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,229,434
Series 2015 B, 5% 10/1/29	1,250,000	1,502,075
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,625,912
5% 10/1/35	5,000,000	6,320,500
Halifax Hosp. Med. Ctr. Rev.:
Series 2015:
4% 6/1/27	585,000	654,674
5% 6/1/24	835,000	960,642
5% 6/1/28	655,000	761,261
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	3,042,225
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,705,760
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,023,098
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,455,180
5% 8/15/34	2,750,000	3,374,580
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,453,085
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,737,960
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,678,777
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,512,795
Series 2010:
5.375% 10/1/35 (Pre-Refunded to 10/1/20 @ 100)	900,000	907,497
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	761,440
Series 2014 A, 5% 10/1/37	8,500,000	9,598,115
Series 2014 B, 5% 10/1/34	2,225,000	2,526,821
Series 2016 A, 5% 10/1/41	8,500,000	9,979,000
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,095,710
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,308,151
Series 2014 A:
5% 7/1/25	1,430,000	1,632,402
5% 7/1/27	1,000,000	1,135,810
5% 7/1/28	2,225,000	2,526,265
5% 7/1/29	1,010,000	1,143,865
5% 7/1/44	18,800,000	20,734,332
Series 2014 B, 5% 7/1/30	2,500,000	2,823,225
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A:
5% 7/1/27	9,895,000	12,819,071
5% 7/1/28	10,385,000	13,837,597
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/25	6,655,000	7,903,944
Series 2015 A, 5% 5/1/29	12,370,000	14,755,431
Series 2015 B, 5% 5/1/27	2,980,000	3,576,179
Series 2016 A, 5% 5/1/32	10,000,000	12,121,500
Series 2016 B, 5% 8/1/26	4,505,000	5,610,707
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	831,983
5% 7/1/42	800,000	858,880
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	6,315,000	6,650,642
Series 2012 B, 5% 10/1/42	2,500,000	2,632,875
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	6,115,150
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,252,488
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D:
5% 8/1/28	1,980,000	2,409,581
5% 8/1/29	6,765,000	8,210,410
Series 2018 A, 5% 8/1/24	760,000	900,980
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	300,000	333,606
5% 7/1/39	400,000	451,444
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,829,476
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	614,725
5% 10/1/28	4,000,000	4,895,480
5% 10/1/30	2,000,000	2,425,600
5% 10/1/32	3,310,000	3,986,134
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,823,123
5% 8/15/32	3,920,000	4,757,822
5% 8/15/35	705,000	847,184
5% 8/15/37	5,000,000	5,974,300
5% 8/15/42	3,400,000	4,019,446
5% 8/15/47	5,200,000	6,103,032
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,663,146
5% 12/1/36	1,100,000	1,256,629
Series 2015 A, 5% 12/1/40	1,000,000	1,122,520
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	974,655
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	934,146
5% 10/15/49	1,420,000	1,734,317
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,410,084
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,688,567
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	884,520

TOTAL FLORIDA		307,112,512

Georgia - 3.5%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,932,042
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,759,144
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,600,000	10,206,432
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,989,680
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	7,861,437
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,048,430
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,739,494
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,555,286
Series 2019:
4% 6/15/49	1,180,000	1,354,380
5% 6/15/52	4,315,000	5,345,293
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	11,020,500
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	6,849,324
5% 1/1/30	415,000	531,615
5% 1/1/32	935,000	1,184,336
5% 1/1/34	1,920,000	2,407,085
5% 1/1/35	925,000	1,156,195
5% 1/1/36	1,140,000	1,419,448
5% 1/1/37	1,115,000	1,383,581
5% 1/1/38	1,150,000	1,423,010
5% 1/1/44	2,990,000	3,649,265
Series C, 5% 1/1/22	2,900,000	3,061,385
Series GG, 5% 1/1/23	1,600,000	1,757,248
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,291,371
Series S, 5% 10/1/24	1,575,000	1,730,405
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	5,637,131
4% 7/1/39	2,500,000	2,799,400
4% 7/1/43	2,615,000	2,881,521
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	26,557,567
Series 2019 B, 4%, tender 12/2/24 (a)	6,040,000	6,858,903
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,784,458
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,886,221
5% 4/1/44	9,105,000	9,978,625
Series 2020 B:
5% 9/1/25	3,555,000	4,395,260
5% 9/1/31	1,125,000	1,566,101
5% 9/1/33	2,500,000	3,432,525

TOTAL GEORGIA		145,434,098

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,298,762
Idaho - 0.4%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	589,850
5.5% 12/1/26	1,200,000	1,462,296
5.5% 12/1/27	3,250,000	3,948,068
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	1,660,000	1,730,497
5% 7/15/22	1,850,000	2,006,973
5% 7/15/23	880,000	989,006
5% 7/15/24	705,000	820,197
5% 7/15/25	705,000	845,690
5% 7/15/26	500,000	615,775
5% 7/15/27	1,765,000	2,228,718
Series 2019 A, 4% 1/1/50	595,000	666,358

TOTAL IDAHO		15,903,428

Illinois - 19.1%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,460,377
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,177,507
Series 2010 F, 5% 12/1/20	570,000	573,901
Series 2011 A:
5% 12/1/41	1,865,000	1,884,862
5.25% 12/1/41	1,510,000	1,530,898
5.5% 12/1/39	2,700,000	2,748,384
Series 2012 A, 5% 12/1/42	2,815,000	2,866,712
Series 2015 C, 5.25% 12/1/39	800,000	836,328
Series 2016 B, 6.5% 12/1/46	400,000	468,396
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,727,348
Series 2017 C:
5% 12/1/22	1,370,000	1,439,349
5% 12/1/23	2,730,000	2,922,547
5% 12/1/24	1,840,000	2,001,644
5% 12/1/25	2,830,000	3,118,122
5% 12/1/26	500,000	556,470
Series 2017 D, 5% 12/1/24	1,805,000	1,963,569
Series 2017 H, 5% 12/1/36	440,000	480,110
Series 2018 A:
5% 12/1/24	1,590,000	1,729,682
5% 12/1/29	4,445,000	5,006,270
5% 12/1/31	850,000	950,096
Series 2018 C, 5% 12/1/46	8,695,000	9,449,378
Series 2019 A:
5% 12/1/25	2,500,000	2,754,525
5% 12/1/26	2,100,000	2,337,174
5% 12/1/29	3,095,000	3,526,103
5% 12/1/30	4,045,000	4,581,731
5% 12/1/32	1,700,000	1,915,084
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,135,000	1,257,342
5% 1/1/27	7,650,000	8,541,455
5% 1/1/28	700,000	786,989
5% 1/1/29	3,860,000	4,364,193
5% 1/1/30	7,450,000	8,459,326
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	887,437
5% 1/1/36	4,500,000	5,176,260
5% 1/1/37	5,300,000	6,082,386
5% 1/1/41	6,000,000	6,837,240
5% 1/1/46	8,470,000	9,581,264
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,649,806
Series 2016 B, 5% 1/1/34	2,835,000	3,322,308
Series 2016 C:
5% 1/1/32	4,750,000	5,605,665
5% 1/1/33	1,305,000	1,533,662
5% 1/1/34	1,510,000	1,769,554
Series 2016 D, 5% 1/1/52	7,075,000	8,222,282
Series 2017 B:
5% 1/1/34	1,515,000	1,812,925
5% 1/1/35	2,540,000	3,032,328
5% 1/1/36	1,650,000	1,963,814
5% 1/1/37	6,400,000	7,596,672
5% 1/1/38	2,250,000	2,664,788
5% 1/1/39	5,000,000	5,909,550
Series 2018 B, 5% 1/1/53	1,125,000	1,358,235
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,139,280
Series 2017, 5% 12/1/46	1,900,000	2,142,820
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,050,521
5% 6/1/23	880,000	977,231
5% 6/1/24	1,495,000	1,715,094
5% 6/1/25	745,000	881,559
5% 6/1/26	1,595,000	1,920,236
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	445,000	446,460
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,320,934
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,089,574
5.25% 11/15/33	13,180,000	13,307,714
Series 2011 A, 5.25% 11/15/28	1,625,000	1,700,124
Series 2012 C:
5% 11/15/23	4,375,000	4,726,488
5% 11/15/24	3,500,000	3,776,500
5% 11/15/25 (FSA Insured)	5,800,000	6,341,488
Series 2016 A, 5% 11/15/29	6,110,000	7,194,403
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	833,348
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,532,800
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	254,884
5% 10/1/32	290,000	367,044
5% 10/1/33	500,000	629,480
5% 10/1/35	300,000	374,499
5% 10/1/36	300,000	373,038
5% 10/1/37	350,000	433,881
5% 10/1/38	375,000	463,553
5% 10/1/39	350,000	431,508
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,694,200
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,651,177
5% 10/1/33	1,500,000	1,765,680
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	964,391
5% 7/15/27	1,300,000	1,666,613
5% 7/15/30	1,490,000	1,900,748
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	12,287,168
5% 5/15/43	10,000,000	12,082,600
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,742,504
5% 2/15/29	3,455,000	4,311,287
5% 2/15/36	2,390,000	2,904,113
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	530,758
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,376,988
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,053,572
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,374,439
Series 2012 A, 5% 5/15/23	700,000	750,687
Series 2012:
4% 9/1/32	3,020,000	3,123,495
5% 9/1/22	800,000	876,424
5% 9/1/32	4,000,000	4,301,240
5% 9/1/38	5,400,000	5,830,488
5% 11/15/43	1,640,000	1,748,420
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	1,055,000	1,117,456
5% 11/15/24	1,115,000	1,217,045
5% 11/15/27	400,000	434,044
Series 2015 A:
5% 11/15/31	3,500,000	4,126,185
5% 11/15/45	9,750,000	11,173,695
Series 2015 B, 5% 11/15/23	1,845,000	2,093,669
Series 2015 C:
5% 8/15/35	3,340,000	3,810,439
5% 8/15/44	15,400,000	17,212,580
Series 2016 A:
5% 7/1/33	1,850,000	2,173,232
5% 7/1/34	1,000,000	1,172,490
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	2,291,634
5% 7/1/36	1,530,000	1,783,934
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,307,330
Series 2016 B:
5% 8/15/30	3,000,000	3,676,770
5% 8/15/33	4,585,000	5,503,696
5% 8/15/34	2,415,000	2,893,315
Series 2016 C:
3.75% 2/15/34	725,000	812,341
4% 2/15/36	3,085,000	3,500,056
4% 2/15/41	9,155,000	10,270,354
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	514,937
5% 2/15/21	4,080,000	4,175,385
5% 2/15/22	3,600,000	3,841,524
5% 2/15/24	325,000	373,669
5% 2/15/30	13,250,000	16,470,148
5% 2/15/31	2,080,000	2,574,374
5% 2/15/41	3,475,000	4,166,595
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	24,521
5% 12/1/29	1,030,000	1,214,380
5% 12/1/46	2,660,000	3,014,950
Series 2017 A, 5% 8/1/47	430,000	466,387
Series 2017:
5% 1/1/28	3,075,000	3,933,079
5% 7/1/28	2,745,000	3,506,051
5% 7/1/33	3,365,000	4,214,326
5% 7/1/34	2,765,000	3,455,780
5% 7/1/35	2,290,000	2,853,500
Series 2018 A:
4.25% 1/1/44	1,895,000	2,118,951
5% 1/1/44	11,470,000	13,506,040
Series 2019:
4% 9/1/37	400,000	422,116
4% 9/1/39	1,000,000	1,051,280
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,320,722
Series 2006, 5.5% 1/1/31	1,945,000	2,418,219
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	902,235
5% 1/1/23 (FSA Insured)	2,100,000	2,105,565
Series 2012 A:
4% 1/1/23	1,220,000	1,250,158
5% 1/1/33	1,700,000	1,749,844
Series 2012:
5% 8/1/21	1,695,000	1,743,834
5% 3/1/23	1,500,000	1,566,090
5% 8/1/23	1,675,000	1,809,168
5% 3/1/36	1,000,000	1,030,170
Series 2013 A, 5% 4/1/35	900,000	945,090
Series 2013:
5% 7/1/22	320,000	336,832
5.5% 7/1/38	2,000,000	2,134,200
Series 2014:
5% 2/1/23	1,880,000	2,006,430
5% 2/1/25	2,245,000	2,448,038
5% 2/1/27	1,225,000	1,327,398
5% 4/1/28	580,000	629,109
5% 5/1/28	3,325,000	3,612,114
5% 5/1/32	1,400,000	1,508,444
5% 5/1/33	1,600,000	1,715,056
5.25% 2/1/29	3,000,000	3,273,630
5.25% 2/1/30	2,700,000	2,940,030
5.25% 2/1/31	1,305,000	1,415,338
Series 2016:
5% 2/1/23	880,000	939,180
5% 6/1/25	4,465,000	4,997,764
5% 2/1/26	1,000,000	1,130,380
5% 6/1/26	610,000	692,673
5% 2/1/27	3,745,000	4,289,373
5% 2/1/28	3,495,000	3,988,249
5% 2/1/29	3,285,000	3,737,279
Series 2017 A:
5% 12/1/23	1,100,000	1,196,547
5% 12/1/26	3,350,000	3,830,323
Series 2017 C, 5% 11/1/29	4,605,000	5,251,496
Series 2017 D:
5% 11/1/21	19,000,000	19,676,020
5% 11/1/25	17,430,000	19,570,753
5% 11/1/26	16,040,000	18,232,989
5% 11/1/27	11,500,000	13,223,965
Series 2018 A:
5% 10/1/26	1,500,000	1,711,095
5% 10/1/28	3,500,000	4,098,080
Series 2019 B:
5% 9/1/21	3,105,000	3,201,503
5% 9/1/22	3,050,000	3,222,539
5% 9/1/23	3,105,000	3,358,989
5% 9/1/24	3,105,000	3,429,907
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,973,887	5,321,313
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,197,819
5% 2/1/29	10,000,000	11,940,900
5% 2/1/31	1,890,000	2,245,679
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	6,565,000	7,228,262
Series 2015 A, 5% 1/1/37	4,445,000	5,188,426
Series 2016 A:
5% 12/1/31	945,000	1,131,345
5% 12/1/32	6,700,000	7,967,104
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/20 (FSA Insured)	3,850,000	3,846,654
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,945,153
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,789,980
5% 1/1/28	2,780,000	3,308,089
Series 2017, 5% 1/1/29	1,030,000	1,327,835
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,792,480
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,546,384
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	4,136,630
0% 1/15/25	4,440,000	4,253,387
0% 1/15/26	3,335,000	3,137,235
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	32,700,000	15,494,568
0% 6/15/44 (FSA Insured)	19,125,000	8,696,329
0% 6/15/45 (FSA Insured)	12,145,000	5,306,272
0% 6/15/47 (FSA Insured)	10,605,000	4,301,070
Series 2012 B, 0% 12/15/51	5,900,000	1,517,716
Series 2017 B:
5% 12/15/28	2,000,000	2,282,160
5% 12/15/32	900,000	1,007,361
Series 2020 A, 5% 6/15/50	17,945,000	20,034,157
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,385,525
5% 6/1/24	1,635,000	1,870,407
Univ. of Illinois Rev.:
Series 2010 A:
5% 4/1/25	1,700,000	1,700,000
5.25% 4/1/30	1,020,000	1,020,000
Series 2013:
6% 10/1/42	1,935,000	2,148,489
6.25% 10/1/38	1,900,000	2,132,503
Series 2018 A, 5% 4/1/29	3,940,000	4,963,691
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,996,787
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,796,249

TOTAL ILLINOIS		789,176,536

Indiana - 1.6%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	1,530,000	1,677,813
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,175,700
5% 11/1/28	450,000	584,433
5% 11/1/29	1,400,000	1,857,240
5% 11/1/30	315,000	425,625
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,813,992
Series 2015 A, 5.25% 2/1/32	2,940,000	3,458,175
Series 2015, 5% 3/1/36	4,500,000	5,176,890
Series 2016:
5% 9/1/27	1,850,000	2,277,258
5% 9/1/31	1,835,000	2,224,754
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,851,368
Series 2014 A:
5% 10/1/25	1,200,000	1,430,556
5% 10/1/26	1,750,000	2,080,785
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,077,005
(CWA Auth. Proj.) Series 2015 A, 5% 10/1/29	2,295,000	2,719,368
Series 2011 A, 5.25% 10/1/26	1,000,000	1,056,800
Series 2011 B, 5% 10/1/41	2,000,000	2,093,440
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	815,597
Series 2017 A:
5% 1/1/32	4,000,000	5,091,280
5% 1/1/34	2,000,000	2,522,120
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	4,076,131
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,911,880
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,754,209
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,099,420
4% 4/1/46	2,240,000	2,421,395
5% 4/1/40	2,240,000	2,666,048
Series 2020:
4% 4/1/37	1,660,000	1,835,661
5% 4/1/29	1,030,000	1,279,239

TOTAL INDIANA		65,454,182

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	3,029,800
Series A:
5% 5/15/43	820,000	858,310
5% 5/15/48	945,000	984,614

TOTAL IOWA		4,872,724

Kansas - 0.4%
Johnson County Unified School District # 233 Series 2016 A, 5% 9/1/21	750,000	789,143
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,393,498
Series 2016 A:
5% 9/1/40	4,200,000	4,955,874
5% 9/1/45	5,125,000	6,003,015

TOTAL KANSAS		16,141,530

Kentucky - 3.6%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,330,836
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,936,822
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	915,576
5% 1/1/27	1,500,000	1,814,100
5% 1/1/33	1,300,000	1,535,170
Series 2019, 5% 1/1/44	2,245,000	2,767,209
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,260,830
5% 8/1/44	1,000,000	1,217,770
Series 2019 A2, 5% 8/1/49	2,500,000	3,013,550
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,171,056
5% 8/15/33	1,325,000	1,560,638
5% 8/15/35	1,500,000	1,757,310
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,808,467
5% 5/1/29	1,865,000	2,361,594
5% 5/1/30	1,250,000	1,569,188
5% 5/1/31	535,000	678,524
5% 5/1/32	280,000	353,265
5% 5/1/33	630,000	789,529
5% 5/1/34	720,000	897,919
5% 5/1/35	425,000	521,008
5% 5/1/36	360,000	439,758
Series 2016 B, 5% 11/1/26	11,900,000	14,653,541
Series A:
4% 11/1/38	635,000	727,989
5% 11/1/27	5,245,000	6,601,724
5% 11/1/28	6,415,000	8,255,848
5% 11/1/29	3,840,000	4,909,978
5% 11/1/30	2,150,000	2,721,363
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	31,480,000	36,193,186
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,200,000	4,631,046
Series 2020 C, 5%, tender 10/1/26 (a)	1,440,000	1,689,955
Series 2020 D, 5%, tender 10/1/29 (a)	1,730,000	2,119,959
Series 2013 A:
5.5% 10/1/33	1,275,000	1,432,769
5.75% 10/1/38	3,105,000	3,495,547
Series 2016 A:
5% 10/1/31	6,400,000	7,685,952
5% 10/1/32	7,745,000	9,255,740
5% 10/1/33	4,400,000	5,238,420
Series 2020 A:
4% 10/1/40	1,155,000	1,316,804
5% 10/1/37	2,875,000	3,610,310
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,025,390

TOTAL KENTUCKY		148,265,640

Louisiana - 0.3%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/34	890,000	1,028,279
5% 12/1/39	855,000	964,508
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,945,072
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	544,876
5% 12/15/27	2,000,000	2,492,260
5% 12/15/29	1,200,000	1,480,524
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	625,314
5% 5/15/23	2,500,000	2,713,125

TOTAL LOUISIANA		11,793,958

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	2,210,000	2,319,903
Series 2011, 7.5% 7/1/32	3,565,000	3,703,144
Series 2013, 5% 7/1/33	1,000,000	1,070,760
Series 2016 A:
4% 7/1/41	1,185,000	1,221,083
4% 7/1/46	1,765,000	1,803,477
5% 7/1/41	480,000	523,579
5% 7/1/46	330,000	355,898
Series 2018 A:
5% 7/1/30	1,185,000	1,496,525
5% 7/1/31	1,100,000	1,377,453
5% 7/1/34	2,000,000	2,486,500
5% 7/1/35	2,745,000	3,400,506
5% 7/1/36	3,250,000	4,011,573
5% 7/1/37	3,000,000	3,685,140
5% 7/1/38	2,275,000	2,781,802
5% 7/1/43	4,500,000	5,404,635
Series 2018, 5% 7/1/48	4,235,000	5,275,921
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,992,247
Series 2018:
5% 7/1/33	700,000	900,529
5% 7/1/34	1,000,000	1,283,300
5% 7/1/35	1,100,000	1,406,548
5% 7/1/36	2,000,000	2,548,080

TOTAL MAINE		49,048,603

Maryland - 0.9%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,212,277
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,455,000	3,858,993
Series 2019 C, 3.5% 3/1/50	2,830,000	3,122,481
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,920,942
Series 2015, 5% 7/1/40	2,000,000	2,229,040
Series 2016 A:
4% 7/1/42	780,000	834,748
5% 7/1/35	2,055,000	2,360,722
5% 7/1/38	1,125,000	1,283,423
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	4,095,000	4,917,726
4% 7/1/50	11,620,000	13,870,329
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	240,000	230,834

TOTAL MARYLAND		36,841,515

Massachusetts - 2.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,162,419
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,497,500
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,352,181
5% 10/1/33	1,355,000	1,544,294
Series 2015 D, 5% 7/1/44	2,575,000	2,870,378
Series 2016 A, 5% 1/1/47	7,000,000	7,870,100
Series 2019, 5% 9/1/59	13,125,000	15,677,156
Series 2020 A:
4% 7/1/45	10,370,000	11,079,204
5% 10/15/26	5,360,000	6,888,886
Series A, 4% 6/1/49	6,745,000	7,308,949
Series BB1, 5% 10/1/46	4,230,000	5,015,638
Series J2, 5% 7/1/53	2,500,000	2,965,300
Series M:
4% 10/1/50	10,565,000	11,364,771
5% 10/1/45	7,960,000	9,518,727
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,280,000	1,604,006

TOTAL MASSACHUSETTS		96,719,509

Michigan - 2.3%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	1,035,000	1,172,179
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,845,525
5% 7/1/48	6,500,000	7,941,375
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,632,883
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,685,017
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,744,021
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,447,660
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,307,080
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,260,671
Series 2012:
5% 11/15/36	1,300,000	1,394,835
5% 11/15/42	2,950,000	3,150,541
Series 2013, 5% 8/15/29	3,865,000	4,300,624
Series 2015 MI, 5% 12/1/25	3,000,000	3,577,680
Series 2016:
5% 11/15/32	4,815,000	5,800,679
5% 11/15/41	1,085,000	1,281,960
Series 2019 A, 5% 11/15/48	1,645,000	2,038,204
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	431,505
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,435,379
2.4%, tender 3/15/23 (a)	1,720,000	1,804,779
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,415,409
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,210,290
5% 11/1/36	1,250,000	1,502,100
5% 11/1/37	1,000,000	1,198,620
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	5,015,735
5% 5/1/29	4,230,000	5,158,908
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,545,830
5% 12/1/31	2,300,000	2,723,223
5% 12/1/40 (FSA Insured)	3,000,000	3,478,470
Series 2015 G:
5% 12/1/31	1,500,000	1,776,015
5% 12/1/32	1,500,000	1,768,410
5% 12/1/33	2,000,000	2,351,160
Series 2015, 5% 12/1/29	1,600,000	1,908,928
Series 2017 A:
5% 12/1/28	600,000	757,044
5% 12/1/29	550,000	690,718
5% 12/1/30	700,000	874,384
5% 12/1/33	350,000	432,201
5% 12/1/37	500,000	610,300
5% 12/1/37	270,000	328,528
Series 2017 C, 5% 12/1/28	1,100,000	1,392,314

TOTAL MICHIGAN		93,391,184

Minnesota - 1.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	8,243,102
5% 2/15/58	11,845,000	13,670,551
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,483,301
Series 2017:
4% 5/1/22	500,000	523,790
5% 5/1/23	500,000	549,790
5% 5/1/24	1,200,000	1,357,956
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	683,287
5% 11/15/24	1,780,000	2,103,515
5% 11/15/25	1,365,000	1,662,679
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/29	6,140,000	8,489,410
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,195,580
5% 10/1/32	715,000	840,104
5% 10/1/33	875,000	1,021,108
5% 10/1/45	1,035,000	1,172,231
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,892,292
5% 5/1/48	4,325,000	5,311,143

TOTAL MINNESOTA		52,199,839

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,648,502
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,950,566
5% 10/1/47	2,125,000	2,418,739
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/26	240,000	296,964
5% 1/1/28	500,000	654,505
5% 1/1/33	475,000	605,886
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	296,009
5% 9/1/22	500,000	501,745
5% 9/1/23	400,000	401,400
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,570,313
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,469
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	443,588
3.25% 2/1/28	400,000	445,268
4% 2/1/40	400,000	438,388
5% 2/1/34	3,115,000	3,694,172
5% 2/1/36	1,200,000	1,414,284
5% 2/1/45	1,900,000	2,202,993
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,150,000	2,413,182
5% 10/1/46	4,225,000	5,130,629
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	715,000	802,051
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,701,448
5% 7/1/49	1,150,000	1,388,522
Series A, 5.25% 7/1/26 (FSA Insured)	3,000,000	3,685,680
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	2,784,275

TOTAL MISSOURI		39,014,578

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	365,000	417,421
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	14,295,000	16,404,513
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	859,584
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,543,320
5% 9/1/32	3,735,000	4,719,060
5% 9/1/33	2,240,000	2,814,918
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,665,000	1,858,057
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	2,027,898
5% 1/1/34	1,000,000	1,205,790
Series 2016 B, 5% 1/1/32	5,000,000	6,071,550

TOTAL NEBRASKA		38,504,690

Nevada - 1.2%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	3,172,532
5% 9/1/42	6,665,000	7,734,066
Clark County Arpt. Rev. Series 2019 A:
5% 7/1/24	2,750,000	3,211,395
5% 7/1/25	2,170,000	2,615,176
5% 7/1/26	1,345,000	1,665,312
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B, 5% 6/1/42	3,260,000	3,494,524
Series 2016 A:
5% 6/1/35	4,150,000	5,079,600
5% 6/1/36	6,000,000	7,325,040
Series 2016 B:
5% 6/1/34	7,495,000	9,197,639
5% 6/1/36	2,700,000	3,296,268
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,150,000	1,288,403

TOTAL NEVADA		48,079,955

New Hampshire - 1.1%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,170,949	5,658,725
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,349,660
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	304,033
5% 8/1/34	3,000,000	3,622,740
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,590,433
5% 8/1/36	2,000,000	2,398,420
5% 8/1/37	2,400,000	2,870,592
Series 2018, 5% 8/1/35	2,750,000	3,309,158
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,584,428
Series 2017 B, 4.125% 7/1/24 (c)	140,000	127,327
Series 2017:
5% 7/1/36	1,200,000	1,377,204
5% 7/1/44	1,000,000	1,127,150
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,053,780
4% 7/1/32	900,000	929,511
Series 2016:
4% 10/1/38	1,165,000	1,266,506
5% 10/1/28	3,000,000	3,594,000
5% 10/1/32	5,160,000	6,060,781
5% 10/1/38	3,765,000	4,365,216

TOTAL NEW HAMPSHIRE		44,589,664

New Jersey - 4.2%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	855,000	810,805
Series A, 5% 11/1/36	5,185,000	6,149,617
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	750,000	716,130
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,175,280
Series 2017 B, 5% 11/1/24	10,000,000	11,421,800
Series 2011 EE:
5% 9/1/20	1,255,000	1,258,925
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,407,444
Series 2013:
5% 3/1/23	7,040,000	7,697,395
5% 3/1/24	6,200,000	6,748,700
5% 3/1/25	700,000	758,807
Series 2014 PP, 5% 6/15/26	6,000,000	6,697,140
Series 2015 XX:
5% 6/15/22	1,525,000	1,629,127
5% 6/15/23	1,000,000	1,103,550
5% 6/15/26	15,000,000	17,173,950
Series 2016 AAA:
5% 6/15/41	2,510,000	2,816,873
5.5% 6/15/30	4,995,000	5,937,107
Series 2016 BBB, 5% 6/15/22	3,120,000	3,333,034
Series LLL, 4% 6/15/49	2,810,000	3,012,208
Series MMM, 4% 6/15/36	800,000	876,624
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,073,928
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	1,155,000	1,197,841
5% 7/1/22	155,000	167,082
5% 7/1/23	550,000	614,713
5% 7/1/24	435,000	502,695
5% 7/1/25	1,055,000	1,250,143
5% 7/1/25	470,000	556,936
5% 7/1/26	155,000	188,224
5% 7/1/27	235,000	284,397
5% 7/1/28	685,000	821,966
5% 7/1/30	1,000,000	1,217,580
Series 2016:
4% 7/1/48	1,800,000	1,883,916
5% 7/1/41	2,190,000	2,457,509
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	1,435,000	1,508,314
5% 12/1/23	1,005,000	1,131,248
5% 12/1/24	580,000	672,678
5% 12/1/25	1,065,000	1,267,595
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	18,826,414
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	438,156
Series 2010 A, 0% 12/15/27	7,395,000	6,154,785
Series 2014 AA, 5% 6/15/24	15,000,000	16,964,700
Series 2016 A:
5% 6/15/27	945,000	1,109,137
5% 6/15/28	3,225,000	3,768,735
5% 6/15/29	3,550,000	4,136,176
Series 2016 A-2, 5% 6/15/23	2,495,000	2,752,758
Series 2018 A:
5% 12/15/32	3,205,000	3,804,239
5% 12/15/34	1,000,000	1,178,430
Series A:
4% 12/15/39	1,000,000	1,086,310
4.25% 12/15/38	2,485,000	2,729,748
Series AA:
5% 6/15/25	2,380,000	2,747,734
5% 6/15/29	1,340,000	1,412,199

TOTAL NEW JERSEY		174,630,802

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,600,000	1,780,704
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	109,712
5% 5/15/34	230,000	240,458
5% 5/15/39	170,000	175,600
5% 5/15/44	180,000	183,188
5% 5/15/49	355,000	359,505
Series 2019 B1, 2.625% 5/15/25	190,000	181,764

TOTAL NEW MEXICO		3,030,931

New York - 4.3%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,904,440
Series 2016 A, 5% 7/1/32	2,500,000	2,933,450
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	1,975,000	2,028,463
Series 2017 A:
5% 2/15/33	3,595,000	4,414,013
5% 2/15/39	10,000,000	12,073,300
5% 2/15/42	9,860,000	11,832,592
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	622,665
5% 9/1/35	2,000,000	2,476,980
5% 9/1/36	1,135,000	1,401,169
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	19,018,593
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,895,776
Series 2016 C and D, 5% 8/1/28	1,500,000	1,835,085
Series 2016 E, 5% 8/1/28	2,550,000	3,155,676
Series C, 5% 8/1/26	1,715,000	2,164,570
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,000,200
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,000,360
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011, 5.375% 6/15/43	3,445,000	3,502,876
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,862,905
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/27	2,000,000	2,180,220
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,867,134
Series 2016 A, 5% 5/1/40	1,950,000	2,346,864
Series 2017 B, 5% 8/1/40	2,000,000	2,421,780
Series 2019 B1, 5% 8/1/34	2,000,000	2,566,560
Series E, 5% 2/1/43	4,155,000	5,021,941
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,175,730
5% 11/15/29	5,000,000	5,648,850
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,149,660
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	5,433,208
5% 3/15/32	1,945,000	2,391,378
5% 3/15/34	3,200,000	3,911,072
Series 2018 C, 5% 3/15/38	8,285,000	10,393,947
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	9,996,470
Series 2014 B, 5.25% 11/15/44	2,215,000	2,369,452
Series 2014 C, 5% 11/15/21	2,500,000	2,578,700
Series 2016 B, 5% 11/15/21	1,950,000	2,011,386
Series 2017 C-2:
0% 11/15/29	2,275,000	1,691,303
0% 11/15/33	5,600,000	3,491,600
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/47	4,600,000	5,925,996
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,594,031
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,918,604
Series 2017 C, 5% 3/15/31	2,375,000	3,035,036
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (FSA Insured)	1,000,000	1,191,100
5% 12/1/30 (FSA Insured)	1,500,000	1,979,955
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,171,433

TOTAL NEW YORK		179,586,523

North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,995,444
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,458,760
5% 7/1/42	2,875,000	3,477,111
Series 2017 C:
4% 7/1/36	1,500,000	1,708,575
4% 7/1/37	1,500,000	1,704,195
5% 7/1/29	2,575,000	3,240,586
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,204,728
Series 2012, 5% 11/1/41	1,630,000	1,697,368
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	220,000	274,815
5% 10/1/29	3,500,000	4,333,560
5% 10/1/42	1,820,000	2,164,599
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2019 A:
5% 12/1/29	1,390,000	1,757,780
5% 12/1/30	1,440,000	1,813,968
5% 12/1/32	1,095,000	1,358,260
5% 12/1/33	800,000	988,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	4,216,695
Series 2015 C, 5% 1/1/29	8,000,000	9,613,120
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,521,700
5% 1/1/43	4,500,000	5,467,140
5% 1/1/44	5,610,000	6,798,759
5% 1/1/49	2,000,000	2,405,840

TOTAL NORTH CAROLINA		63,201,003

Ohio - 2.8%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,816,980
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,715,840
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,891,155
5% 2/15/39	1,000,000	1,257,470
5% 2/15/44	3,150,000	3,913,560
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,706,560
Series 2016, 5% 2/15/46	1,280,000	1,492,096
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,767,949
Series 2012 B, 5% 2/15/42	705,000	746,983
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/27	2,250,000	2,854,620
5% 6/1/28	175,000	227,253
5% 6/1/29	4,100,000	5,433,115
5% 6/1/34	1,210,000	1,574,960
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	582,635
5% 1/1/27 (FSA Insured)	2,175,000	2,528,351
5% 1/1/31 (FSA Insured)	1,000,000	1,148,080
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,488,840
5% 10/1/37	1,250,000	1,546,188
5% 10/1/38	1,500,000	1,850,880
Columbus City School District 5% 12/1/32	1,000,000	1,231,640
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,266,450
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	9,958,503
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,076,738
Lake County Hosp. Facilities Rev.:
Series 2008 C, 6% 8/15/43	400,000	401,072
Series 2015, 5% 8/15/26	1,170,000	1,382,624
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	11,070,000	13,025,737
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	1,955,537
5% 2/15/48	4,400,000	4,508,548
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	4,201,719
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,928,165
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	3,178,625
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	926,582
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	530,000	603,845
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	3,458,946
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,471,979
Series 2019, 5% 2/15/29	3,380,000	3,868,511
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	4,420,501
5% 1/1/30	1,800,000	2,395,548
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	412,652
5% 12/1/42	505,000	512,843

TOTAL OHIO		114,730,280

Oklahoma - 0.4%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,014,230
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,252,031
5% 10/1/32	1,100,000	1,229,734
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,334,183

TOTAL OKLAHOMA		14,830,178

Oregon - 1.1%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	18,812,880
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,694,235
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	6,330,000	7,106,438
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,477,433
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,370,801
5% 6/15/35	3,135,000	3,957,561
5% 6/15/36	3,000,000	3,774,930
5% 6/15/37	4,000,000	5,020,480
5% 6/15/38	3,000,000	3,756,720

TOTAL OREGON		46,971,478

Pennsylvania - 4.6%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,914,675
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	990,000	1,083,436
Series 2020 B2, 5%, tender 2/1/27 (a)	1,700,000	1,901,144
Series 2020 B3, 5%, tender 2/1/30 (a)	970,000	1,113,521
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,231,550
5% 7/15/38	1,000,000	1,248,690
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,171,590
Coatesville Area School District Series 2017:
5% 8/1/21 (Escrowed to Maturity)	920,000	963,727
5% 8/1/22	235,000	255,539
5% 8/1/22 (Escrowed to Maturity)	25,000	27,347
5% 8/1/23 (FSA Insured)	450,000	508,712
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,602,796
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,294,354
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	908,576
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,316,280
4% 7/1/38	2,180,000	2,517,420
4% 7/1/39	2,500,000	2,879,175
5% 7/1/44	2,500,000	3,063,100
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,486,873
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,301,156
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,060,349
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,566,673
Series 2016 A:
5% 10/1/30	4,350,000	4,962,785
5% 10/1/36	4,430,000	4,951,588
5% 10/1/40	2,045,000	2,271,525
Series 2019, 4% 9/1/44	5,165,000	5,778,550
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	3,005,000	3,233,620
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,914,768
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	941,760
5% 7/1/36	1,000,000	1,251,340
5% 7/1/37	800,000	997,088
5% 7/1/38	750,000	931,275
5% 7/1/43	2,000,000	2,442,640
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,871,489
Series 2016:
5% 5/1/29	1,000,000	1,207,510
5% 5/1/31	1,000,000	1,197,920
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,939,088
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	4,100,000	4,809,997
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	617,920
5% 7/1/29	500,000	614,665
5% 7/1/30	550,000	672,359
5% 7/1/31	600,000	729,726
5% 7/1/32	550,000	665,258
5% 7/1/33	600,000	722,328
5% 7/1/42	2,390,000	2,815,635
5% 7/1/47	2,000,000	2,339,120
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	11,695,847
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	2,325,000	2,333,510
5% 8/1/26	1,000,000	1,193,020
5% 8/1/27	1,000,000	1,190,870
5% 8/1/28	2,000,000	2,378,520
Philadelphia Gen. Oblig.:
Series 2019 A:
5% 8/1/23	1,740,000	1,965,922
5% 8/1/25	4,665,000	5,636,206
Series 2019 B:
5% 2/1/33	1,600,000	2,073,968
5% 2/1/36	1,485,000	1,898,513
5% 2/1/37	1,915,000	2,439,576
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	4,266,119
Series 2018 A:
5% 9/1/34	1,450,000	1,819,924
5% 9/1/35	1,000,000	1,248,690
Series 2018 B, 5% 9/1/43	1,395,000	1,700,937
Series 2019 A:
4% 9/1/35	2,305,000	2,718,932
4% 9/1/36	2,000,000	2,349,560
5% 9/1/31	1,165,000	1,519,300
5% 9/1/33	2,060,000	2,669,142
5% 9/1/33	6,870,000	8,834,202
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,326,521
5% 12/15/37	500,000	575,370
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (FSA Insured)	2,000,000	2,816,680
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	2,009,772
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,723,647
4% 6/1/49	3,545,000	4,073,205
5% 6/1/44	2,595,000	3,234,149
5% 6/1/49	4,145,000	5,131,925
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	873,158
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,173,240
5% 8/1/38	3,205,000	3,723,216
5% 8/1/48	2,850,000	3,273,966

TOTAL PENNSYLVANIA		188,164,244

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	4,912,877
5% 9/1/36	185,000	190,115
Series 2016:
5% 5/15/21	2,000,000	2,056,779
5% 5/15/39	3,285,000	3,595,038
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,335,000	1,489,994

TOTAL RHODE ISLAND		12,244,803

South Carolina - 3.2%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,980,352
5% 7/1/48	12,000,000	14,737,920
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,263,775
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,900,000	2,155,512
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	5,439,139
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,626,795
Series 2014 A:
5% 12/1/49	16,565,000	18,434,029
5.5% 12/1/54	14,400,000	16,260,336
Series 2015 A, 5% 12/1/50	2,045,000	2,332,282
Series 2015 E, 5.25% 12/1/55	3,265,000	3,801,537
Series 2016 B:
5% 12/1/35	3,630,000	4,348,922
5% 12/1/36	5,445,000	6,505,577
Series 2016 C:
5% 12/1/22	500,000	550,150
5% 12/1/23	840,000	954,962
5% 12/1/24	515,000	604,904
5% 12/1/25	600,000	725,136
5% 12/1/26	1,000,000	1,235,950
5% 12/1/27	1,600,000	1,969,632
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,631,330
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	10,936,542
4% 4/15/48	6,915,000	7,547,377
5% 4/15/48	9,380,000	11,028,910

TOTAL SOUTH CAROLINA		134,071,069

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,606,650
Series 2017:
5% 7/1/30	850,000	1,052,904
5% 7/1/35	725,000	877,533

TOTAL SOUTH DAKOTA		7,537,087

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	2,012,436
Series 2019 A2:
5% 8/1/37	860,000	1,068,000
5% 8/1/44	1,190,000	1,449,146
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	500,000	553,195
5% 7/1/24	1,000,000	1,105,080
5% 7/1/25	1,000,000	1,102,640
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,649,104
5.25% 10/1/58	7,775,000	8,638,181
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	755,718
5% 5/1/23	1,600,000	1,781,360
5% 5/1/25	1,300,000	1,543,360
5% 5/1/27	1,230,000	1,531,891
5% 5/1/29	1,240,000	1,518,702
5% 5/1/30	2,395,000	2,924,606
5% 5/1/31	1,260,000	1,531,820
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,195,538
Series 2018, 4%, tender 11/1/25 (a)	6,255,000	7,168,418

TOTAL TENNESSEE		44,529,195

Texas - 6.5%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	1,730,000	1,766,520
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,972,681
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,276,240
5% 1/1/45	1,000,000	1,129,290
Series 2016:
5% 1/1/40	3,000,000	3,436,110
5% 1/1/46	1,800,000	2,043,000
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,704,266
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,329,106
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	1,625,000	1,942,444
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34 (e)	3,410,000	4,156,415
4% 11/1/35 (e)	3,030,000	3,678,996
Dallas Independent School District Bonds:
Series 2016, 5%, tender 2/15/22 (a)	30,000	32,200
Series B6, 5%, tender 2/15/22 (a)	775,000	826,871
Grand Parkway Trans. Corp. Series 2018 A:
5% 10/1/36	5,000,000	6,332,700
5% 10/1/37	10,000,000	12,631,800
5% 10/1/43	5,500,000	6,845,685
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,049,014
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,543,880
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,518,371
5% 7/1/26	3,000,000	3,117,150
Series 2018 D:
5% 7/1/29	1,900,000	2,447,523
5% 7/1/30	2,500,000	3,200,150
5% 7/1/31	2,250,000	2,861,573
5% 7/1/32	2,000,000	2,526,200
5% 7/1/39	7,080,000	8,741,605
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,367,269
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,737,391
Series 2016 B, 5% 11/15/33	1,400,000	1,734,180
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,251,367
5% 10/15/34	1,670,000	1,976,963
5% 10/15/35	1,215,000	1,434,222
5% 10/15/44	835,000	953,854
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,781,955
5% 5/15/35	2,125,000	2,707,526
Series 2015 B:
5% 5/15/30	4,500,000	5,378,625
5% 5/15/31	7,200,000	8,575,920
Series 2015 D:
5% 5/15/27	1,500,000	1,810,095
5% 5/15/29	2,150,000	2,580,968
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,911,960
5% 8/15/47	1,205,000	1,448,904
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,431,884
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,721,870
5% 1/1/34	1,000,000	1,219,010
5% 1/1/35	1,300,000	1,582,737
5% 1/1/36	1,200,000	1,458,156
5% 1/1/37	4,705,000	5,708,106
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	318,199
5% 1/1/31	370,000	442,664
5% 1/1/33	1,500,000	1,821,210
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,044,845
Series 2014 A:
5% 1/1/23	950,000	1,054,215
5% 1/1/24	2,500,000	2,875,800
Series 2015 A, 5% 1/1/32	1,550,000	1,803,270
Series 2015 B, 5% 1/1/31	7,115,000	8,327,681
Series 2016 A:
5% 1/1/32	3,000,000	3,600,810
5% 1/1/39	1,000,000	1,183,740
Series 2017 A, 5% 1/1/43	4,100,000	4,967,929
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	13,376,883
Northside Independent School District Bonds Series 2016, 2%, tender 6/1/21 (a)	1,915,000	1,940,047
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,950,560
Series 2017:
5% 2/1/32	1,250,000	1,599,875
5% 2/1/34	1,500,000	1,905,840
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,492,641
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/26	2,560,000	2,773,478
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,208,039
5% 10/1/45	4,000,000	4,734,120
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	938,213
5% 10/1/41	1,500,000	1,830,675
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,725,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	471,875
5% 2/15/41	8,335,000	9,910,148
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,622,412	3,866,853
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,825,000	4,372,013
Series A, 3.5% 3/1/51	3,115,000	3,523,283
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,783,936
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,894,098
5% 3/15/31	2,000,000	2,517,960
Series 2019 A:
4% 3/15/34	2,250,000	2,747,633
4% 3/15/35	2,000,000	2,433,820
Texas Wtr. Dev. Board Rev.:
Series 2018 B, 5% 4/15/49	1,870,000	2,390,365
Series 2020:
5% 8/1/25	1,000,000	1,231,370
5% 8/1/26	2,400,000	3,042,096
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,843,096
5% 2/15/33	3,500,000	4,233,740
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,165,083

TOTAL TEXAS		269,226,455

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	2,015,380
5% 7/1/35	1,500,000	1,837,455
5% 7/1/36	1,500,000	1,831,545
5% 7/1/37	1,000,000	1,217,960
5% 7/1/47	1,525,000	1,824,419
Series 2018 B:
5% 7/1/43	3,000,000	3,678,690
5% 7/1/48	3,000,000	3,652,980

TOTAL UTAH		16,058,429

Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,543,256
5% 10/15/46	2,800,000	2,944,284
(Middlebury College Proj.) Series 2020, 4% 11/1/50 (e)	4,500,000	5,245,335

TOTAL VERMONT		10,732,875

Virginia - 0.6%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,650,681
5% 8/1/35	1,305,000	1,809,539
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,234,557
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,001,363
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	399,718
Series 2016:
4% 6/15/37	345,000	380,042
5% 6/15/28	1,000,000	1,195,530
5% 6/15/33	225,000	263,392
5% 6/15/36	1,000,000	1,161,920
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,601,236
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	612,223
5% 5/15/33	2,000,000	2,561,460
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,858,775

TOTAL VIRGINIA		22,730,436

Washington - 2.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,086,708
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,479,250
5% 2/1/28	2,000,000	2,388,620
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,163,240
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,229,670
5% 1/1/38	1,000,000	1,226,930
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,762,430
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,778,745
5% 2/1/34	2,400,000	2,840,160
Series 2017 D, 5% 2/1/33	2,100,000	2,644,635
Series 2018 D, 5% 8/1/33	5,450,000	6,952,620
Series R-2017 A:
5% 8/1/27	945,000	1,195,907
5% 8/1/28	945,000	1,192,722
5% 8/1/30	945,000	1,185,115
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	500,718
5% 7/1/31	860,000	1,050,542
5% 7/1/34	2,645,000	3,188,891
5% 7/1/35	2,350,000	2,823,666
5% 7/1/36	2,250,000	2,694,330
5% 7/1/42	9,220,000	10,888,543
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,315,462
Series 2018 B:
5% 10/1/30	1,200,000	1,553,820
5% 10/1/31	1,500,000	1,924,980
5% 10/1/32	1,035,000	1,319,925
5% 10/1/33	2,500,000	3,172,825
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,583,765
5% 8/15/30	1,000,000	1,143,200
Series 2015, 5% 1/1/26	2,000,000	2,367,380
Series 2017 B, 4% 8/15/41	7,250,000	8,055,113
Series 2019 A1:
5% 8/1/34	1,895,000	2,379,817
5% 8/1/37	1,000,000	1,241,860
Series 2019 A2:
5% 8/1/35	2,855,000	3,570,663
5% 8/1/39	1,120,000	1,381,229
Series 2020, 5% 9/1/55	10,080,000	12,553,430
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,769,968
5% 10/1/35	1,000,000	1,103,000
5% 10/1/40	1,625,000	1,774,435
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	103,552
5% 7/1/33 (c)	325,000	349,226
5% 7/1/38 (c)	100,000	106,615
5% 7/1/48 (c)	300,000	316,089

TOTAL WASHINGTON		110,359,796

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,282,207
Wisconsin - 1.4%
Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,707,015
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (c)	530,000	562,293
5% 5/15/28 (c)	580,000	621,406
5.25% 5/15/37 (c)	190,000	201,833
5.25% 5/15/42 (c)	235,000	247,711
5.25% 5/15/47 (c)	235,000	246,304
5.25% 5/15/52 (c)	435,000	454,627
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	4,565,000	5,567,931
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	523,245
5% 10/1/48 (c)	615,000	621,525
5% 10/1/53 (c)	1,710,000	1,722,415
Roseman Univ. of Health Series 2020, 5% 4/1/50 (c)	1,085,000	1,152,389
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,929,400
Series 2014:
4% 5/1/33	1,475,000	1,569,813
5% 5/1/23	1,410,000	1,566,566
5% 5/1/25	775,000	885,407
Series 2015, 5% 12/15/44	10,000,000	11,267,700
Series 2017 A:
5% 9/1/30	1,270,000	1,508,239
5% 9/1/32	1,100,000	1,289,079
Series 2019 A:
2.25% 11/1/26	1,055,000	1,010,247
5% 11/1/39	4,210,000	4,322,575
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,159,548
Series 2019 B2, 2.55% 11/1/27	760,000	734,016
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,516,004
5% 6/1/27	1,000,000	1,063,950
5% 6/1/39	1,190,000	1,249,917
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,851,670

TOTAL WISCONSIN		58,552,825

TOTAL MUNICIPAL BONDS
(Cost $3,711,206,138)		3,973,047,889
	Shares	Value

Money Market Funds - 3.3%
Fidelity Tax-Free Cash Central Fund .18%(f)(g)
(Cost $135,150,006)	135,122,975	135,149,971
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,846,356,144)		4,108,197,860
NET OTHER ASSETS (LIABILITIES) - 0.5%		20,323,840
NET ASSETS - 100%		$4,128,521,700

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,450,325 or 0.7% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$361
Fidelity Tax-Free Cash Central Fund	167,861
Total	$168,222

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,973,047,889	$--	$3,973,047,889	$--
Money Market Funds	135,149,971	135,149,971	--	--
Total Investments in Securities:	$4,108,197,860	$135,149,971	$3,973,047,889	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	25.5%
General Obligations	24.8%
Transportation	14.3%
Education	7.5%
Electric Utilities	7.4%
Special Tax	5.6%
Others* (Individually Less Than 5%)	14.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,711,206,138)	$3,973,047,889
Fidelity Central Funds (cost $135,150,006)	135,149,971
Total Investment in Securities (cost $3,846,356,144)		$4,108,197,860
Cash		104,153
Receivable for fund shares sold		2,006,675
Interest receivable		38,933,836
Distributions receivable from Fidelity Central Funds		14,909
Prepaid expenses		627
Receivable from investment adviser for expense reductions		677,608
Other receivables		4,001
Total assets		4,149,939,669
Liabilities
Payable for investments purchased
Regular delivery	$617,015
Delayed delivery	12,980,966
Payable for fund shares redeemed	1,513,555
Distributions payable	4,740,014
Accrued management fee	1,184,733
Other affiliated payables	339,490
Other payables and accrued expenses	42,196
Total liabilities		21,417,969
Net Assets		$4,128,521,700
Net Assets consist of:
Paid in capital		$3,860,996,682
Total accumulated earnings (loss)		267,525,018
Net Assets		$4,128,521,700
Net Asset Value, offering price and redemption price per share ($4,128,521,700 ÷ 343,098,982 shares)		$12.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		60,607,276
Income from Fidelity Central Funds		168,222
Total income		60,775,498
Expenses
Management fee	$7,219,487
Transfer agent fees	1,798,484
Accounting fees and expenses	311,294
Custodian fees and expenses	15,942
Independent trustees' fees and expenses	6,960
Registration fees	81,792
Audit	30,934
Legal	6,064
Miscellaneous	14,502
Total expenses before reductions	9,485,459
Expense reductions	(4,377,176)
Total expenses after reductions		5,108,283
Net investment income (loss)		55,667,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,187,987
Total net realized gain (loss)		6,187,987
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,674,822)
Fidelity Central Funds	(35)
Total change in net unrealized appreciation (depreciation)		(61,674,857)
Net gain (loss)		(55,486,870)
Net increase (decrease) in net assets resulting from operations		$180,345

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,667,215	$115,707,326
Net realized gain (loss)	6,187,987	11,504,133
Change in net unrealized appreciation (depreciation)	(61,674,857)	252,876,222
Net increase (decrease) in net assets resulting from operations	180,345	380,087,681
Distributions to shareholders	(61,218,598)	(119,598,210)
Share transactions
Proceeds from sales of shares	495,255,851	990,370,400
Reinvestment of distributions	29,120,118	56,196,872
Cost of shares redeemed	(793,650,587)	(459,725,020)
Net increase (decrease) in net assets resulting from share transactions	(269,274,618)	586,842,252
Total increase (decrease) in net assets	(330,312,871)	847,331,723
Net Assets
Beginning of period	4,458,834,571	3,611,502,848
End of period	$4,128,521,700	$4,458,834,571
Other Information
Shares
Sold	41,918,542	84,068,871
Issued in reinvestment of distributions	2,464,091	4,746,402
Redeemed	(68,840,156)	(38,976,801)
Net increase (decrease)	(24,457,523)	49,838,472

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$11.37	$11.39	$11.30	$11.77	$11.91
Income from Investment Operations
Net investment income (loss)A	.159	.337	.340	.352	.377	.401
Net realized and unrealized gain (loss)	(.085)	.772	.003	.139	(.408)	(.124)
Total from investment operations	.074	1.109	.343	.491	(.031)	.277
Distributions from net investment income	(.159)	(.337)	(.340)	(.352)	(.377)	(.401)
Distributions from net realized gain	(.015)	(.012)	(.023)	(.049)	(.062)	(.016)
Total distributions	(.174)	(.349)	(.363)	(.401)	(.439)	(.417)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.03	$12.13	$11.37	$11.39	$11.30	$11.77
Total ReturnC,D	.65%	9.87%	3.09%	4.38%	(.31)%	2.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.72%G	2.86%	3.02%	3.06%	3.21%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$4,128,522	$4,458,835	$3,611,503	$3,777,700	$3,121,388	$3,069,030
Portfolio turnover rateH	22%G	8%	23%	17%	23%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$271,215,833
Gross unrealized depreciation	(9,110,047)
Net unrealized appreciation (depreciation)	$262,105,786
Tax cost	$3,846,092,074

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Tax-Free Bond Fund	444,227,330	728,402,642

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Tax-Free Bond Fund	$5,179

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,366,154.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,748.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $4,274.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Tax-Free Bond Fund	.25%
Actual		$1,000.00	$1,006.50	$1.25
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SFB-SANN-0920
1.762414.119

Fidelity® Series Large Cap Value Index Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.6
Johnson & Johnson	2.3
JPMorgan Chase & Co.	2.0
Verizon Communications, Inc.	1.6
Pfizer, Inc.	1.5
The Walt Disney Co.	1.5
AT&T, Inc.	1.4
Intel Corp.	1.4
Cisco Systems, Inc.	1.4
Comcast Corp. Class A	1.3
17.0

Top Market Sectors as of July 31, 2020

% of fund's net assets
Financials	18.4
Health Care	14.4
Industrials	12.2
Information Technology	9.8
Communication Services	9.4
Consumer Staples	8.3
Consumer Discretionary	7.0
Utilities	6.1
Energy	4.8
Real Estate	4.8

Asset Allocation (% of fund's net assets)

As of July 31, 2020*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 4.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	2,156,279	$63,782,733
CenturyLink, Inc.	331,491	3,198,888
GCI Liberty, Inc. (a)	29,735	2,330,927
Verizon Communications, Inc.	1,252,839	72,013,186
		141,325,734
Entertainment - 2.0%
Activision Blizzard, Inc.	139,608	11,535,809
Electronic Arts, Inc. (a)	74,227	10,512,028
Lions Gate Entertainment Corp.:
Class A (a)(b)	21,985	168,405
Class B (a)	31,650	225,032
Madison Square Garden Entertainment Corp. (a)	5,727	405,815
Take-Two Interactive Software, Inc. (a)	2,627	430,881
The Madison Square Garden Co. (a)	5,641	866,965
The Walt Disney Co.	546,522	63,910,283
Zynga, Inc. (a)	47,914	470,995
		88,526,213
Interactive Media & Services - 1.6%
Alphabet, Inc.:
Class A (a)	20,243	30,120,572
Class C (a)	20,164	29,902,405
Pinterest, Inc. Class A (a)	20,607	706,614
TripAdvisor, Inc.	30,208	611,108
Twitter, Inc. (a)	232,293	8,455,465
Zillow Group, Inc.:
Class A (a)	15,333	1,044,024
Class C (a)(b)	36,404	2,489,670
		73,329,858
Media - 2.2%
Charter Communications, Inc. Class A (a)	4,375	2,537,500
Comcast Corp. Class A	1,370,177	58,643,576
Discovery Communications, Inc.:
Class A (a)(b)	48,673	1,027,000
Class C (non-vtg.) (a)	97,211	1,842,148
DISH Network Corp. Class A (a)	73,968	2,375,112
Fox Corp.:
Class A	104,451	2,691,702
Class B	46,553	1,199,671
Interpublic Group of Companies, Inc.	116,954	2,111,020
John Wiley & Sons, Inc. Class A	13,123	443,951
Liberty Broadband Corp.:
Class A (a)	7,501	1,012,710
Class C (a)	31,721	4,354,342
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	60,132	2,131,078
Liberty Media Class A (a)	7,026	232,490
Liberty SiriusXM Series A (a)	22,014	765,867
Liberty SiriusXM Series C (a)	46,241	1,617,973
News Corp.:
Class A	118,512	1,507,473
Class B	34,766	443,614
Nexstar Broadcasting Group, Inc. Class A	4,517	395,915
Omnicom Group, Inc.	64,384	3,459,352
Sirius XM Holdings, Inc.	141,157	830,003
The New York Times Co. Class A (b)	49,024	2,261,967
ViacomCBS, Inc.:
Class A	12,686	351,910
Class B	153,643	4,005,473
		96,241,847
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	166,279	17,855,039
Telephone & Data Systems, Inc.	30,271	587,863
U.S. Cellular Corp. (a)	4,660	138,262
		18,581,164

TOTAL COMMUNICATION SERVICES		418,004,816

CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.3%
Aptiv PLC	80,945	6,293,474
BorgWarner, Inc.	62,307	2,280,436
Gentex Corp.	73,864	1,993,589
Lear Corp.	18,039	1,991,145
		12,558,644
Automobiles - 0.5%
Ford Motor Co.	1,178,579	7,790,407
General Motors Co.	377,769	9,402,670
Harley-Davidson, Inc.	46,031	1,198,187
Thor Industries, Inc.	16,614	1,893,830
		20,285,094
Distributors - 0.1%
Genuine Parts Co.	42,551	3,835,973
LKQ Corp. (a)	91,218	2,571,435
		6,407,408
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,320	570,517
Frontdoor, Inc. (a)	21,468	901,549
Graham Holdings Co.	1,267	504,735
Grand Canyon Education, Inc. (a)	14,055	1,247,241
H&R Block, Inc.	17,420	252,590
Service Corp. International	52,394	2,271,804
ServiceMaster Global Holdings, Inc. (a)	39,833	1,628,771
		7,377,207
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	68,742	1,451,831
Carnival Corp. (b)	141,681	1,966,532
Choice Hotels International, Inc.	10,496	882,084
Darden Restaurants, Inc.	39,170	2,973,003
Dunkin' Brands Group, Inc.	3,704	254,576
Extended Stay America, Inc. unit	53,276	607,879
Hilton Worldwide Holdings, Inc.	82,500	6,191,625
Hyatt Hotels Corp. Class A	10,515	504,720
Las Vegas Sands Corp.	57,318	2,501,358
Marriott International, Inc. Class A	81,182	6,805,081
McDonald's Corp.	192,929	37,482,246
MGM Mirage, Inc.	142,964	2,300,291
Norwegian Cruise Line Holdings Ltd. (a)(b)	77,048	1,050,935
Planet Fitness, Inc. (a)	10,430	544,446
Royal Caribbean Cruises Ltd. (b)	51,516	2,509,344
Six Flags Entertainment Corp. (b)	23,306	405,291
Starbucks Corp.	149,511	11,442,077
Vail Resorts, Inc.	11,067	2,125,196
Wyndham Destinations, Inc.	25,303	673,060
Wyndham Hotels & Resorts, Inc.	27,635	1,220,362
Wynn Resorts Ltd.	22,191	1,607,294
Yum China Holdings, Inc. (b)	101,479	5,199,784
Yum! Brands, Inc.	84,233	7,669,415
		98,368,430
Household Durables - 0.8%
D.R. Horton, Inc.	99,958	6,613,221
Garmin Ltd.	45,060	4,442,465
Leggett & Platt, Inc.	39,779	1,594,740
Lennar Corp.:
Class A	82,171	5,945,072
Class B	4,298	231,533
Mohawk Industries, Inc. (a)	17,496	1,397,056
Newell Brands, Inc.	115,668	1,896,955
NVR, Inc. (a)	906	3,560,716
PulteGroup, Inc.	80,631	3,515,512
Tempur Sealy International, Inc. (a)	3,722	301,296
Toll Brothers, Inc.	34,882	1,332,492
Whirlpool Corp.	18,371	2,996,678
		33,827,736
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	17,271	954,741
Expedia, Inc.	36,379	2,947,063
GrubHub, Inc. (a)	25,021	1,807,517
Liberty Interactive Corp. QVC Group Series A (a)	114,559	1,249,839
Wayfair LLC Class A (a)	1,797	478,164
		7,437,324
Leisure Products - 0.2%
Brunswick Corp.	23,743	1,590,306
Hasbro, Inc.	38,562	2,805,771
Mattel, Inc. (a)(b)	42,813	475,652
Peloton Interactive, Inc. Class A (a)	22,283	1,520,146
Polaris, Inc.	15,682	1,625,126
		8,017,001
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	36,904	3,444,988
Kohl's Corp.	46,613	887,512
Nordstrom, Inc. (b)	32,969	451,346
Ollie's Bargain Outlet Holdings, Inc. (a)	1,901	199,795
Target Corp.	151,066	19,016,188
		23,999,829
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	20,204	3,033,429
AutoNation, Inc. (a)	17,714	909,437
AutoZone, Inc. (a)	2,876	3,472,540
Best Buy Co., Inc.	56,538	5,630,619
Burlington Stores, Inc. (a)	2,128	400,064
CarMax, Inc. (a)(b)	45,544	4,416,402
Dick's Sporting Goods, Inc.	18,562	846,798
Foot Locker, Inc.	31,134	915,028
Gap, Inc.	54,928	734,387
L Brands, Inc.	69,052	1,685,559
Penske Automotive Group, Inc. (b)	9,867	442,239
Ross Stores, Inc.	20,106	1,802,905
The Home Depot, Inc.	162,389	43,112,656
Tiffany & Co., Inc.	36,637	4,592,814
TJX Companies, Inc.	68,677	3,570,517
Ulta Beauty, Inc. (a)	1,151	222,131
Williams-Sonoma, Inc.	19,366	1,687,166
		77,474,691
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	42,695	639,571
Carter's, Inc.	12,891	1,014,780
Columbia Sportswear Co. (b)	8,672	657,684
Hanesbrands, Inc. (b)	104,318	1,474,013
PVH Corp.	21,127	1,028,040
Ralph Lauren Corp.	14,368	1,024,438
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	40,252	1,178,579
Tapestry, Inc.	83,196	1,111,499
Under Armour, Inc.:
Class A (sub. vtg.) (a)	57,614	606,099
Class C (non-vtg.) (a)	56,116	532,541
VF Corp.	92,985	5,612,575
		14,879,819

TOTAL CONSUMER DISCRETIONARY		310,633,183

CONSUMER STAPLES - 8.3%
Beverages - 1.2%
Brown-Forman Corp.:
Class A	1,846	116,741
Class B (non-vtg.)	8,215	569,628
Constellation Brands, Inc. Class A (sub. vtg.)	48,203	8,589,775
Keurig Dr. Pepper, Inc.	102,863	3,146,579
Molson Coors Beverage Co. Class B	52,520	1,970,550
PepsiCo, Inc.	111,664	15,371,666
The Coca-Cola Co.	482,930	22,813,613
		52,578,552
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	11,089	1,765,258
Costco Wholesale Corp.	15,643	5,092,266
Grocery Outlet Holding Corp. (a)	9,947	437,569
Kroger Co.	233,858	8,135,920
Sprouts Farmers Market LLC (a)	5,965	157,357
Sysco Corp.	42,088	2,224,351
U.S. Foods Holding Corp. (a)	66,157	1,342,987
Walgreens Boots Alliance, Inc.	221,399	9,013,153
Walmart, Inc.	421,276	54,513,114
		82,681,975
Food Products - 2.0%
Archer Daniels Midland Co.	167,460	7,172,312
Beyond Meat, Inc. (a)(b)	3,184	400,866
Bunge Ltd.	41,575	1,806,018
Campbell Soup Co.	26,552	1,316,183
Conagra Brands, Inc.	147,397	5,520,018
Flowers Foods, Inc.	58,750	1,336,563
General Mills, Inc.	183,285	11,596,442
Hormel Foods Corp.	84,117	4,278,191
Ingredion, Inc.	20,228	1,749,722
Kellogg Co.	49,995	3,449,155
Lamb Weston Holdings, Inc.	33,885	2,035,811
McCormick & Co., Inc. (non-vtg.)	16,478	3,211,562
Mondelez International, Inc.	426,806	23,683,465
Pilgrim's Pride Corp. (a)	11,363	174,422
Post Holdings, Inc. (a)	19,198	1,703,631
Seaboard Corp.	78	210,854
The Hain Celestial Group, Inc. (a)	24,518	833,122
The Hershey Co.	10,135	1,473,730
The J.M. Smucker Co.	33,448	3,657,539
The Kraft Heinz Co.	195,724	6,728,991
TreeHouse Foods, Inc. (a)	16,918	741,347
Tyson Foods, Inc. Class A	86,947	5,342,893
		88,422,837
Household Products - 2.1%
Clorox Co.	11,052	2,613,909
Colgate-Palmolive Co.	254,689	19,661,991
Energizer Holdings, Inc. (b)	3,980	199,517
Kimberly-Clark Corp.	102,615	15,601,585
Procter & Gamble Co.	407,510	53,432,711
Reynolds Consumer Products, Inc.	11,108	378,338
Spectrum Brands Holdings, Inc.	12,772	691,732
		92,579,783
Personal Products - 0.1%
Coty, Inc. Class A	89,369	331,559
Estee Lauder Companies, Inc. Class A	7,072	1,397,003
Herbalife Nutrition Ltd. (a)	26,433	1,354,427
Nu Skin Enterprises, Inc. Class A	15,430	692,036
		3,775,025
Tobacco - 1.1%
Altria Group, Inc.	317,049	13,046,566
Philip Morris International, Inc.	470,470	36,136,801
		49,183,367

TOTAL CONSUMER STAPLES		369,221,539

ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	197,668	3,061,877
Halliburton Co.	263,761	3,779,695
Helmerich & Payne, Inc.	31,422	560,254
National Oilwell Varco, Inc.	116,782	1,344,161
Schlumberger Ltd.	419,904	7,617,059
		16,363,046
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP (b)	87,134	494,050
Apache Corp.	113,666	1,744,773
Cabot Oil & Gas Corp.	118,048	2,207,498
Chevron Corp.	565,362	47,456,486
Cimarex Energy Co.	30,207	738,863
Concho Resources, Inc.	59,138	3,107,111
ConocoPhillips Co.	324,717	12,141,169
Continental Resources, Inc. (b)	23,187	400,903
Devon Energy Corp.	114,878	1,205,070
Diamondback Energy, Inc.	47,422	1,890,241
EOG Resources, Inc.	175,980	8,244,663
EQT Corp.	76,734	1,114,178
Equitrans Midstream Corp. (b)	111,489	1,075,869
Exxon Mobil Corp.	1,279,931	53,859,496
Hess Corp.	82,698	4,069,569
HollyFrontier Corp.	44,942	1,235,905
Kinder Morgan, Inc.	587,688	8,286,401
Marathon Oil Corp.	237,036	1,301,328
Marathon Petroleum Corp.	195,544	7,469,781
Murphy Oil Corp. (b)	43,716	577,488
Noble Energy, Inc.	143,326	1,431,827
Occidental Petroleum Corp.	245,742	3,867,979
Occidental Petroleum Corp. warrants 8/3/27 (a)	28,430	159,208
ONEOK, Inc.	132,828	3,707,229
Parsley Energy, Inc. Class A	90,558	994,327
Phillips 66 Co.	131,828	8,175,973
Pioneer Natural Resources Co.	49,650	4,812,078
Targa Resources Corp.	69,334	1,267,426
The Williams Companies, Inc.	367,335	7,027,119
Valero Energy Corp.	123,190	6,926,974
WPX Energy, Inc. (a)	120,996	722,346
		197,713,328

TOTAL ENERGY		214,076,374

FINANCIALS - 18.4%
Banks - 6.9%
Associated Banc-Corp.	45,622	585,786
Bank of America Corp.	2,339,376	58,203,675
Bank of Hawaii Corp. (b)	11,884	672,991
Bank OZK	36,767	884,246
BOK Financial Corp. (b)	9,491	528,649
Citigroup, Inc.	629,794	31,495,998
Citizens Financial Group, Inc.	129,167	3,204,633
Comerica, Inc.	41,879	1,613,179
Commerce Bancshares, Inc.	30,320	1,736,123
Cullen/Frost Bankers, Inc.	16,871	1,215,724
East West Bancorp, Inc. (b)	42,464	1,471,802
Fifth Third Bancorp	215,302	4,275,898
First Citizens Bancshares, Inc.	1,982	844,074
First Hawaiian, Inc.	39,015	678,081
First Horizon National Corp.	164,209	1,522,217
First Republic Bank	51,497	5,792,383
FNB Corp., Pennsylvania	97,069	719,281
Huntington Bancshares, Inc.	304,205	2,819,980
JPMorgan Chase & Co.	916,028	88,524,946
KeyCorp	294,316	3,534,735
M&T Bank Corp.	38,762	4,106,834
PacWest Bancorp	35,099	641,434
Peoples United Financial, Inc.	127,352	1,374,128
Pinnacle Financial Partners, Inc.	22,272	882,417
PNC Financial Services Group, Inc.	128,198	13,674,881
Popular, Inc.	26,146	970,278
Prosperity Bancshares, Inc.	26,897	1,494,397
Regions Financial Corp.	289,402	3,142,906
Signature Bank	15,674	1,607,055
Sterling Bancorp (b)	58,206	654,818
SVB Financial Group (a)	15,484	3,472,597
Synovus Financial Corp.	44,029	887,184
TCF Financial Corp.	45,454	1,249,530
Truist Financial Corp.	407,154	15,251,989
U.S. Bancorp	410,877	15,136,709
Umpqua Holdings Corp.	66,155	717,782
Webster Financial Corp.	26,953	735,008
Wells Fargo & Co.	1,135,646	27,550,772
Western Alliance Bancorp.	29,458	1,059,015
Wintrust Financial Corp.	17,189	735,689
Zions Bancorp NA	48,619	1,578,659
		307,248,483
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	14,124	971,590
Ameriprise Financial, Inc.	37,183	5,712,424
Apollo Global Management LLC Class A	25,907	1,272,034
Bank of New York Mellon Corp.	241,324	8,651,465
BlackRock, Inc. Class A	44,509	25,593,120
Carlyle Group LP	31,806	905,517
Cboe Global Markets, Inc.	25,787	2,261,520
Charles Schwab Corp.	349,222	11,576,709
CME Group, Inc.	107,312	17,833,108
E*TRADE Financial Corp.	66,646	3,383,617
Eaton Vance Corp. (non-vtg.)	33,381	1,206,389
Evercore, Inc. Class A	11,894	657,738
Franklin Resources, Inc. (b)	81,580	1,717,259
Goldman Sachs Group, Inc.	100,180	19,831,633
Interactive Brokers Group, Inc.	21,722	1,077,411
Intercontinental Exchange, Inc.	105,777	10,237,098
Invesco Ltd.	113,460	1,139,138
KKR & Co. LP	161,123	5,698,921
Lazard Ltd. Class A	30,393	891,123
Legg Mason, Inc.	25,030	1,251,250
LPL Financial	21,782	1,721,214
Morgan Stanley	333,425	16,297,814
Morningstar, Inc.	1,104	185,516
Northern Trust Corp.	58,103	4,552,370
Raymond James Financial, Inc.	36,973	2,568,884
S&P Global, Inc.	29,854	10,456,364
SEI Investments Co.	34,788	1,820,456
State Street Corp.	106,359	6,784,641
T. Rowe Price Group, Inc.	51,021	7,046,000
TD Ameritrade Holding Corp.	78,180	2,805,880
The NASDAQ OMX Group, Inc.	34,484	4,528,094
Tradeweb Markets, Inc. Class A	3,783	204,547
Virtu Financial, Inc. Class A	1,866	46,277
		180,887,121
Consumer Finance - 0.9%
Ally Financial, Inc.	112,457	2,260,386
American Express Co.	197,687	18,448,151
Capital One Financial Corp.	136,797	8,727,649
Credit Acceptance Corp. (a)(b)	2,843	1,330,353
Discover Financial Services	92,705	4,582,408
LendingTree, Inc. (a)	112	38,784
OneMain Holdings, Inc.	19,723	566,050
Santander Consumer U.S.A. Holdings, Inc.	23,158	425,181
SLM Corp.	86,647	586,600
Synchrony Financial	176,471	3,905,303
		40,870,865
Diversified Financial Services - 2.7%
AXA Equitable Holdings, Inc.	122,479	2,505,920
Berkshire Hathaway, Inc. Class B (a)	589,594	115,430,692
Jefferies Financial Group, Inc.	68,229	1,105,310
Voya Financial, Inc.	37,856	1,870,086
		120,912,008
Insurance - 3.5%
AFLAC, Inc.	214,580	7,632,611
Alleghany Corp.	3,799	1,984,294
Allstate Corp.	94,727	8,941,282
American Financial Group, Inc.	22,215	1,350,006
American International Group, Inc.	260,541	8,373,788
American National Group, Inc.	2,351	173,151
Arch Capital Group Ltd. (a)	118,447	3,642,245
Arthur J. Gallagher & Co.	56,918	6,118,116
Assurant, Inc.	17,957	1,929,839
Assured Guaranty Ltd.	25,251	551,229
Athene Holding Ltd. (a)	34,799	1,122,268
Axis Capital Holdings Ltd.	22,748	912,650
Brighthouse Financial, Inc. (a)	29,594	838,694
Brown & Brown, Inc.	67,296	3,059,949
Chubb Ltd.	135,894	17,291,153
Cincinnati Financial Corp.	45,368	3,535,528
CNA Financial Corp.	8,520	283,716
Erie Indemnity Co. Class A (b)	3,242	681,209
Everest Re Group Ltd.	12,044	2,635,107
First American Financial Corp.	32,685	1,667,262
FNF Group	82,786	2,678,955
Globe Life, Inc.	31,605	2,515,758
Hanover Insurance Group, Inc.	11,416	1,163,062
Hartford Financial Services Group, Inc.	108,200	4,579,024
Kemper Corp.	18,601	1,460,551
Lincoln National Corp.	50,800	1,893,316
Loews Corp.	72,122	2,625,962
Markel Corp. (a)	4,071	4,252,322
Marsh & McLennan Companies, Inc.	34,041	3,969,181
Mercury General Corp.	8,591	368,640
MetLife, Inc.	232,556	8,802,245
Old Republic International Corp.	85,273	1,370,337
Primerica, Inc.	4,561	545,769
Principal Financial Group, Inc.	81,823	3,471,750
Progressive Corp.	125,787	11,363,598
Prudential Financial, Inc.	119,581	7,577,848
Reinsurance Group of America, Inc.	20,388	1,738,077
RenaissanceRe Holdings Ltd.	9,759	1,760,328
The Travelers Companies, Inc.	76,397	8,741,345
Unum Group	61,189	1,054,286
W.R. Berkley Corp.	41,961	2,591,092
White Mountains Insurance Group Ltd.	909	800,038
Willis Towers Watson PLC	38,861	8,161,199
		156,208,780
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	170,995	2,325,532
Annaly Capital Management, Inc.	431,041	3,194,014
New Residential Investment Corp.	124,699	988,863
Starwood Property Trust, Inc.	82,360	1,231,282
		7,739,691
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	101,729	841,299
New York Community Bancorp, Inc.	135,561	1,427,457
TFS Financial Corp. (b)	15,089	218,489
		2,487,245

TOTAL FINANCIALS		816,354,193

HEALTH CARE - 14.4%
Biotechnology - 1.2%
AbbVie, Inc.	31,911	3,028,673
Acceleron Pharma, Inc. (a)	964	95,600
Agios Pharmaceuticals, Inc. (a)	16,733	758,340
Alexion Pharmaceuticals, Inc. (a)	54,402	5,575,661
Alkermes PLC (a)	47,537	856,141
Biogen, Inc. (a)	34,258	9,410,330
BioMarin Pharmaceutical, Inc. (a)	5,070	607,437
bluebird bio, Inc. (a)	10,741	651,979
Exact Sciences Corp. (a)	5,882	557,320
Exelixis, Inc. (a)	58,303	1,346,216
Gilead Sciences, Inc.	379,695	26,400,193
Ionis Pharmaceuticals, Inc. (a)	20,008	1,151,660
Sage Therapeutics, Inc. (a)	14,261	649,874
United Therapeutics Corp. (a)	13,080	1,458,028
		52,547,452
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	321,999	32,405,979
Baxter International, Inc.	89,456	7,727,209
Becton, Dickinson & Co.	81,586	22,953,405
Boston Scientific Corp. (a)	422,588	16,299,219
Danaher Corp.	189,315	38,582,397
Dentsply Sirona, Inc.	65,844	2,936,642
Envista Holdings Corp. (a)	48,050	1,050,854
Globus Medical, Inc. (a)	22,320	1,075,378
Haemonetics Corp. (a)	1,154	101,160
Hill-Rom Holdings, Inc.	17,726	1,723,322
Hologic, Inc. (a)	23,332	1,628,107
ICU Medical, Inc. (a)	4,282	786,732
Integra LifeSciences Holdings Corp. (a)	21,507	1,026,959
Medtronic PLC	405,663	39,138,366
STERIS PLC	23,978	3,827,608
Stryker Corp.	70,598	13,646,593
Tandem Diabetes Care, Inc. (a)	1,971	205,891
Teleflex, Inc.	5,193	1,937,508
The Cooper Companies, Inc.	12,894	3,648,099
Varian Medical Systems, Inc. (a)	23,889	3,409,438
Zimmer Biomet Holdings, Inc.	62,578	8,439,269
		202,550,135
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	26,460	788,773
AmerisourceBergen Corp.	22,823	2,286,636
Anthem, Inc.	56,691	15,521,996
Centene Corp. (a)	122,376	7,985,034
Cigna Corp.	79,873	13,793,268
CVS Health Corp.	395,255	24,877,350
DaVita HealthCare Partners, Inc. (a)	20,802	1,817,887
Encompass Health Corp.	16,089	1,095,339
HCA Holdings, Inc.	38,696	4,900,461
Henry Schein, Inc. (a)	42,932	2,950,716
Humana, Inc.	24,729	9,704,896
Laboratory Corp. of America Holdings (a)	27,717	5,347,164
McKesson Corp.	12,410	1,863,486
Molina Healthcare, Inc. (a)	5,806	1,072,368
Premier, Inc. (a)	18,550	648,694
Quest Diagnostics, Inc.	40,430	5,137,440
UnitedHealth Group, Inc.	47,954	14,519,512
Universal Health Services, Inc. Class B	22,174	2,436,923
		116,747,943
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	19,824	231,148
Teladoc Health, Inc. (a)	2,161	513,518
		744,666
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	85,385	8,225,137
Bio-Rad Laboratories, Inc. Class A (a)	6,354	3,335,151
Bio-Techne Corp.	708	194,813
Bruker Corp.	17,864	797,092
Charles River Laboratories International, Inc. (a)	1,773	352,809
IQVIA Holdings, Inc. (a)	35,695	5,653,731
Mettler-Toledo International, Inc. (a)	444	415,140
PerkinElmer, Inc.	27,001	3,210,689
PPD, Inc.	2,656	78,007
PRA Health Sciences, Inc. (a)	3,040	323,942
QIAGEN NV (a)	67,714	3,348,457
Syneos Health, Inc. (a)	16,817	1,049,213
Thermo Fisher Scientific, Inc.	49,316	20,414,358
Waters Corp. (a)	17,046	3,633,355
		51,031,894
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	436,047	25,578,517
Catalent, Inc. (a)	46,516	4,062,707
Elanco Animal Health, Inc. (a)	120,401	2,845,076
Horizon Pharma PLC (a)	4,132	252,837
Jazz Pharmaceuticals PLC (a)	16,286	1,762,960
Johnson & Johnson	690,532	100,651,944
Merck & Co., Inc.	96,317	7,728,476
Mylan NV (a)	155,270	2,501,400
Nektar Therapeutics (a)(b)	52,180	1,156,309
Perrigo Co. PLC	41,146	2,181,561
Pfizer, Inc.	1,681,603	64,708,083
Reata Pharmaceuticals, Inc. (a)	821	121,262
Zoetis, Inc. Class A	13,637	2,068,460
		215,619,592

TOTAL HEALTH CARE		639,241,682

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.1%
BWX Technologies, Inc. (b)	10,302	561,665
Curtiss-Wright Corp.	12,523	1,116,050
General Dynamics Corp.	76,653	11,248,061
Harris Corp.	65,094	10,957,273
HEICO Corp.	2,447	235,206
HEICO Corp. Class A	4,834	370,043
Hexcel Corp.	25,102	936,305
Howmet Aerospace, Inc.	118,907	1,757,445
Huntington Ingalls Industries, Inc.	10,790	1,874,331
Mercury Systems, Inc. (a)	3,095	239,646
Northrop Grumman Corp.	3,819	1,241,213
Raytheon Technologies Corp.	431,110	24,435,315
Spirit AeroSystems Holdings, Inc. Class A	31,560	617,629
Teledyne Technologies, Inc. (a)	10,922	3,349,777
Textron, Inc.	68,589	2,396,500
The Boeing Co.	161,491	25,515,578
TransDigm Group, Inc.	12,288	5,303,255
Virgin Galactic Holdings, Inc. (a)(b)	2,350	52,758
		92,208,050
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	33,890	3,176,171
Expeditors International of Washington, Inc.	19,359	1,636,029
FedEx Corp.	73,041	12,300,104
United Parcel Service, Inc. Class B	72,503	10,350,528
XPO Logistics, Inc. (a)	25,982	1,949,170
		29,412,002
Airlines - 0.4%
Alaska Air Group, Inc.	36,102	1,243,353
American Airlines Group, Inc. (b)	148,692	1,653,455
Copa Holdings SA Class A	9,514	394,260
Delta Air Lines, Inc.	192,722	4,812,268
JetBlue Airways Corp. (a)	81,057	838,129
Southwest Airlines Co.	178,107	5,501,725
United Airlines Holdings, Inc. (a)	87,349	2,741,012
		17,184,202
Building Products - 0.8%
A.O. Smith Corp.	39,964	1,923,867
Allegion PLC	9,714	966,154
Armstrong World Industries, Inc.	9,042	644,152
Carrier Global Corp.	168,502	4,589,994
Fortune Brands Home & Security, Inc.	41,484	3,173,526
Johnson Controls International PLC	224,921	8,654,960
Lennox International, Inc.	10,492	2,813,325
Masco Corp.	79,548	4,546,964
Owens Corning	32,194	1,946,771
Trane Technologies PLC	72,180	8,074,777
		37,334,490
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	33,842	291,380
Cintas Corp.	3,040	917,685
Clean Harbors, Inc. (a)	15,519	924,932
IAA Spinco, Inc. (a)	30,830	1,336,481
MSA Safety, Inc.	8,538	1,012,009
Republic Services, Inc.	63,321	5,524,757
Rollins, Inc.	5,615	294,226
Stericycle, Inc. (a)	27,536	1,664,138
Waste Management, Inc.	111,152	12,182,259
		24,147,867
Construction & Engineering - 0.1%
AECOM (a)	46,036	1,666,043
Jacobs Engineering Group, Inc.	37,964	3,240,227
Quanta Services, Inc.	32,883	1,314,334
Valmont Industries, Inc.	6,307	764,408
		6,985,012
Electrical Equipment - 0.9%
Acuity Brands, Inc.	11,842	1,173,542
AMETEK, Inc.	69,296	6,461,852
Eaton Corp. PLC	120,858	11,255,506
Emerson Electric Co.	179,829	11,151,196
Generac Holdings, Inc. (a)	1,658	261,268
GrafTech International Ltd.	21,664	131,500
Hubbell, Inc. Class B	16,292	2,198,931
nVent Electric PLC	46,827	850,378
Regal Beloit Corp.	12,206	1,122,586
Rockwell Automation, Inc.	17,956	3,916,922
Sensata Technologies, Inc. PLC (a)	46,479	1,765,272
		40,288,953
Industrial Conglomerates - 1.6%
3M Co.	57,771	8,692,802
Carlisle Companies, Inc.	16,277	1,938,265
General Electric Co.	2,627,745	15,950,412
Honeywell International, Inc.	212,293	31,710,205
Roper Technologies, Inc.	27,108	11,722,855
		70,014,539
Machinery - 3.0%
AGCO Corp.	18,613	1,221,571
Allison Transmission Holdings, Inc.	12,152	453,999
Caterpillar, Inc.	163,703	21,752,855
Colfax Corp. (a)	29,842	867,805
Crane Co.	14,668	829,769
Cummins, Inc.	44,528	8,605,481
Deere & Co.	85,228	15,026,549
Donaldson Co., Inc.	34,324	1,659,222
Dover Corp.	43,501	4,477,558
Flowserve Corp.	39,158	1,091,333
Fortive Corp.	89,897	6,309,870
Gardner Denver Holdings, Inc. (a)	104,358	3,296,669
Gates Industrial Corp. PLC (a)	12,441	131,128
Graco, Inc.	24,906	1,325,995
IDEX Corp.	22,814	3,760,203
Illinois Tool Works, Inc.	52,998	9,804,100
ITT, Inc.	26,042	1,503,405
Lincoln Electric Holdings, Inc.	9,884	893,415
Middleby Corp. (a)	16,581	1,377,218
Nordson Corp.	3,176	614,969
Oshkosh Corp.	20,401	1,605,967
Otis Worldwide Corp.	123,290	7,735,215
PACCAR, Inc.	102,462	8,717,467
Parker Hannifin Corp.	38,683	6,921,162
Pentair PLC	49,734	2,131,102
Snap-On, Inc.	16,204	2,363,677
Stanley Black & Decker, Inc.	46,594	7,143,792
Timken Co.	19,090	871,649
Toro Co.	3,258	232,458
Trinity Industries, Inc. (b)	27,333	533,813
Westinghouse Air Brake Co.	54,501	3,389,417
Woodward, Inc.	16,757	1,255,770
Xylem, Inc.	53,872	3,931,579
		131,836,182
Marine - 0.0%
Kirby Corp. (a)	17,941	829,592
Professional Services - 0.3%
CoreLogic, Inc.	22,629	1,542,393
Equifax, Inc.	9,405	1,528,877
FTI Consulting, Inc. (a)	10,993	1,313,004
IHS Markit Ltd.	54,679	4,414,236
Manpower, Inc.	17,425	1,198,666
Nielsen Holdings PLC	107,245	1,547,545
Robert Half International, Inc.	33,616	1,710,046
TransUnion Holding Co., Inc.	5,175	463,525
		13,718,292
Road & Rail - 1.5%
AMERCO	2,690	854,694
CSX Corp.	230,598	16,450,861
J.B. Hunt Transport Services, Inc.	18,450	2,387,430
Kansas City Southern	28,562	4,908,380
Knight-Swift Transportation Holdings, Inc. Class A (b)	37,639	1,636,920
Landstar System, Inc.	2,205	268,525
Lyft, Inc. (a)	71,779	2,098,100
Norfolk Southern Corp.	77,393	14,875,709
Old Dominion Freight Lines, Inc.	4,067	743,529
Ryder System, Inc.	15,767	577,545
Schneider National, Inc. Class B	18,068	454,049
Uber Technologies, Inc. (a)	95,006	2,874,882
Union Pacific Corp.	100,615	17,441,610
		65,572,234
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	32,065	840,744
Fastenal Co.	32,622	1,534,539
HD Supply Holdings, Inc. (a)	48,479	1,701,613
MSC Industrial Direct Co., Inc. Class A	13,459	888,429
United Rentals, Inc. (a)	21,822	3,390,484
Univar, Inc. (a)	50,201	887,052
W.W. Grainger, Inc.	3,569	1,218,921
Watsco, Inc.	9,816	2,317,263
		12,779,045
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	22,098	662,056

TOTAL INDUSTRIALS		542,972,516

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	3,142	816,197
Ciena Corp. (a)	46,023	2,738,829
Cisco Systems, Inc.	1,284,176	60,484,690
CommScope Holding Co., Inc. (a)	55,163	511,913
EchoStar Holding Corp. Class A (a)	14,922	407,371
F5 Networks, Inc. (a)	18,350	2,493,765
Juniper Networks, Inc.	98,960	2,511,605
Lumentum Holdings, Inc. (a)	20,117	1,867,461
Motorola Solutions, Inc.	46,150	6,451,770
Ubiquiti, Inc.	443	82,088
ViaSat, Inc. (a)(b)	17,342	658,302
		79,023,991
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	35,399	3,743,798
Arrow Electronics, Inc. (a)	23,479	1,681,566
Avnet, Inc.	29,456	787,064
Coherent, Inc. (a)	1,326	184,089
Corning, Inc.	226,604	7,024,724
Dolby Laboratories, Inc. Class A	16,755	1,166,148
FLIR Systems, Inc.	39,262	1,635,655
IPG Photonics Corp. (a)	9,986	1,787,594
Jabil, Inc.	35,885	1,250,951
Keysight Technologies, Inc. (a)	37,407	3,736,585
Littelfuse, Inc.	7,095	1,260,427
National Instruments Corp.	38,819	1,378,075
SYNNEX Corp.	12,505	1,559,874
Trimble, Inc. (a)	75,587	3,364,377
Zebra Technologies Corp. Class A (a)	1,412	396,419
		30,957,346
IT Services - 2.9%
Akamai Technologies, Inc. (a)	8,474	952,817
Alliance Data Systems Corp.	14,077	624,456
Amdocs Ltd.	39,964	2,481,764
Automatic Data Processing, Inc.	18,156	2,413,114
CACI International, Inc. Class A (a)	6,279	1,304,902
Cognizant Technology Solutions Corp. Class A	151,691	10,363,529
DXC Technology Co.	76,304	1,366,605
Euronet Worldwide, Inc. (a)	15,134	1,454,983
Fidelity National Information Services, Inc.	186,720	27,319,003
Fiserv, Inc. (a)	118,977	11,872,715
Genpact Ltd.	34,544	1,375,542
Global Payments, Inc.	90,000	16,021,800
IBM Corp.	268,680	33,031,519
Jack Henry & Associates, Inc.	4,986	889,004
Leidos Holdings, Inc.	36,598	3,482,666
Paychex, Inc.	20,311	1,460,767
Sabre Corp.	83,012	627,571
Science Applications International Corp.	15,218	1,217,136
The Western Union Co.	99,536	2,416,734
Twilio, Inc. Class A (a)	6,500	1,803,230
VeriSign, Inc. (a)	12,531	2,652,562
WEX, Inc. (a)	11,918	1,887,454
		127,019,873
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	24,617	1,906,094
Analog Devices, Inc.	97,728	11,224,061
Broadcom, Inc.	6,123	1,939,460
Cirrus Logic, Inc. (a)	17,599	1,206,059
Cree, Inc. (a)(b)	32,586	2,245,827
Entegris, Inc.	2,726	196,027
First Solar, Inc. (a)(b)	25,029	1,490,477
Intel Corp.	1,281,849	61,182,653
Marvell Technology Group Ltd.	199,122	7,261,979
Maxim Integrated Products, Inc.	53,418	3,637,232
Microchip Technology, Inc.	17,679	1,798,485
Micron Technology, Inc. (a)	336,301	16,833,547
MKS Instruments, Inc.	4,106	523,269
ON Semiconductor Corp. (a)	122,183	2,516,970
Qorvo, Inc. (a)	34,813	4,461,286
Skyworks Solutions, Inc.	50,399	7,337,086
Texas Instruments, Inc.	139,351	17,774,220
		143,534,732
Software - 0.7%
2U, Inc. (a)(b)	12,651	595,799
Aspen Technology, Inc. (a)	1,474	143,361
Autodesk, Inc. (a)	22,092	5,223,212
CDK Global, Inc.	32,036	1,456,357
Ceridian HCM Holding, Inc. (a)	9,503	743,990
Citrix Systems, Inc.	27,026	3,858,232
Crowdstrike Holdings, Inc. (a)	9,516	1,077,211
FireEye, Inc. (a)(b)	51,076	771,248
Guidewire Software, Inc. (a)	20,266	2,384,498
LogMeIn, Inc.	13,396	1,149,511
Manhattan Associates, Inc. (a)	2,124	203,458
Nuance Communications, Inc. (a)	84,711	2,316,846
Oracle Corp.	71,450	3,961,903
Pegasystems, Inc.	1,306	152,658
RealPage, Inc. (a)	3,392	213,730
Salesforce.com, Inc. (a)	19,076	3,716,959
SolarWinds, Inc. (a)(b)	15,211	279,274
SS&C Technologies Holdings, Inc.	53,540	3,078,550
Synopsys, Inc. (a)	3,261	649,656
Teradata Corp. (a)	8,182	171,822
		32,148,275
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	43,659	2,612,118
Hewlett Packard Enterprise Co.	390,605	3,855,271
HP, Inc.	432,389	7,601,399
NCR Corp. (a)	38,277	705,445
NetApp, Inc.	30,537	1,352,789
Pure Storage, Inc. Class A (a)	31,101	555,464
Western Digital Corp.	90,813	3,914,040
Xerox Holdings Corp.	54,409	905,910
		21,502,436

TOTAL INFORMATION TECHNOLOGY		434,186,653

MATERIALS - 4.6%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	58,272	16,702,503
Albemarle Corp. U.S.	31,783	2,620,826
Ashland Global Holdings, Inc.	16,660	1,257,497
Axalta Coating Systems Ltd. (a)	63,425	1,408,035
Cabot Corp.	16,774	611,916
Celanese Corp. Class A	35,485	3,449,142
CF Industries Holdings, Inc.	64,284	2,014,018
Corteva, Inc.	226,746	6,475,866
Dow, Inc.	224,233	9,207,007
DuPont de Nemours, Inc.	222,189	11,882,668
Eastman Chemical Co.	40,847	3,048,412
Ecolab, Inc.	60,320	11,284,666
Element Solutions, Inc. (a)	65,350	709,701
FMC Corp.	31,324	3,321,910
Huntsman Corp.	60,319	1,115,902
International Flavors & Fragrances, Inc. (b)	32,376	4,077,757
Linde PLC	158,829	38,930,576
LyondellBasell Industries NV Class A	77,553	4,848,614
NewMarket Corp.	378	141,678
Olin Corp. (b)	43,283	486,501
PPG Industries, Inc.	71,257	7,670,816
RPM International, Inc.	6,375	520,136
The Chemours Co. LLC	49,161	910,953
The Mosaic Co.	103,946	1,400,153
The Scotts Miracle-Gro Co. Class A	857	135,894
Valvoline, Inc.	55,813	1,145,283
W.R. Grace & Co.	10,869	501,387
Westlake Chemical Corp. (b)	10,214	556,663
		136,436,480
Construction Materials - 0.2%
Eagle Materials, Inc.	12,420	996,457
Martin Marietta Materials, Inc.	18,812	3,897,470
Vulcan Materials Co.	39,969	4,693,160
		9,587,087
Containers & Packaging - 0.6%
Amcor PLC	412,648	4,250,274
Aptargroup, Inc.	19,343	2,228,314
Ardagh Group SA	5,152	70,119
Avery Dennison Corp.	14,743	1,670,972
Ball Corp.	6,251	460,261
Berry Global Group, Inc. (a)	26,380	1,318,736
Crown Holdings, Inc. (a)	35,027	2,507,233
Graphic Packaging Holding Co.	65,424	912,011
International Paper Co.	118,961	4,138,653
Packaging Corp. of America	28,203	2,710,872
Sealed Air Corp.	46,786	1,669,324
Silgan Holdings, Inc.	23,693	906,257
Sonoco Products Co.	30,162	1,560,582
WestRock Co.	77,193	2,073,404
		26,477,012
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	438,312	5,662,991
Newmont Corp.	242,595	16,787,574
Nucor Corp.	91,237	3,827,392
Reliance Steel & Aluminum Co.	19,102	1,876,963
Royal Gold, Inc.	5,609	784,867
Southern Copper Corp. (b)	24,893	1,088,073
Steel Dynamics, Inc.	61,021	1,672,586
		31,700,446

TOTAL MATERIALS		204,201,025

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	37,835	6,717,604
American Campus Communities, Inc.	41,208	1,468,653
American Homes 4 Rent Class A	78,177	2,267,133
Americold Realty Trust	54,310	2,191,409
Apartment Investment & Management Co. Class A	44,570	1,730,207
Apple Hospitality (REIT), Inc.	63,083	556,392
AvalonBay Communities, Inc.	42,510	6,509,131
Boston Properties, Inc.	47,053	4,191,952
Brandywine Realty Trust (SBI)	50,647	548,507
Brixmor Property Group, Inc.	89,156	1,026,186
Brookfield Property REIT, Inc. Class A (b)	1,565	18,170
Camden Property Trust (SBI)	28,402	2,579,186
CoreSite Realty Corp.	3,978	513,361
Corporate Office Properties Trust (SBI)	33,809	895,262
Cousins Properties, Inc.	44,561	1,368,914
Crown Castle International Corp.	8,395	1,399,447
CubeSmart	58,163	1,725,696
CyrusOne, Inc.	34,879	2,909,606
Digital Realty Trust, Inc.	80,714	12,957,826
Douglas Emmett, Inc.	50,075	1,459,186
Duke Realty Corp.	111,489	4,480,743
Empire State Realty Trust, Inc.	46,466	306,676
EPR Properties	23,440	671,087
Equity Commonwealth	35,139	1,109,338
Equity Lifestyle Properties, Inc.	30,902	2,111,225
Equity Residential (SBI)	111,034	5,954,753
Essex Property Trust, Inc.	19,723	4,353,655
Extra Space Storage, Inc.	11,237	1,161,232
Federal Realty Investment Trust (SBI)	22,649	1,728,119
First Industrial Realty Trust, Inc.	37,996	1,668,784
Gaming & Leisure Properties	61,218	2,216,704
HCP, Inc.	163,131	4,451,845
Healthcare Trust of America, Inc.	65,434	1,806,633
Highwoods Properties, Inc. (SBI)	30,973	1,187,505
Host Hotels & Resorts, Inc.	212,266	2,288,227
Hudson Pacific Properties, Inc.	45,194	1,065,223
Invitation Homes, Inc.	164,621	4,908,998
Iron Mountain, Inc.	35,627	1,004,325
JBG SMITH Properties	36,676	1,063,971
Kilroy Realty Corp.	34,579	2,014,918
Kimco Realty Corp.	124,301	1,385,956
Lamar Advertising Co. Class A	25,873	1,700,632
Life Storage, Inc.	14,045	1,378,236
Medical Properties Trust, Inc.	156,604	3,152,439
Mid-America Apartment Communities, Inc.	34,474	4,108,956
National Retail Properties, Inc.	51,546	1,827,306
Omega Healthcare Investors, Inc.	67,729	2,193,065
Outfront Media, Inc.	43,410	625,538
Paramount Group, Inc.	58,016	413,654
Park Hotels & Resorts, Inc.	71,945	594,985
Prologis, Inc.	222,452	23,450,890
Public Storage	15,862	3,170,497
Rayonier, Inc.	41,074	1,141,036
Realty Income Corp.	103,930	6,240,997
Regency Centers Corp.	50,726	2,081,288
Rexford Industrial Realty, Inc.	34,944	1,639,922
SBA Communications Corp. Class A	28,878	8,996,652
Simon Property Group, Inc.	19,507	1,216,261
SL Green Realty Corp.	23,255	1,081,358
Spirit Realty Capital, Inc.	30,952	1,066,606
Store Capital Corp.	67,640	1,602,392
Sun Communities, Inc.	29,250	4,385,453
Taubman Centers, Inc.	18,047	698,780
UDR, Inc.	88,743	3,212,497
Ventas, Inc.	112,973	4,333,644
VEREIT, Inc.	324,978	2,115,607
VICI Properties, Inc.	142,362	3,090,679
Vornado Realty Trust	52,811	1,823,036
Weingarten Realty Investors (SBI)	36,491	622,536
Welltower, Inc.	126,349	6,767,252
Weyerhaeuser Co.	225,864	6,281,278
WP Carey, Inc.	51,823	3,698,608
		204,685,825
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	100,914	4,421,042
Howard Hughes Corp. (a)	11,724	623,600
Jones Lang LaSalle, Inc.	15,500	1,533,105
		6,577,747

TOTAL REAL ESTATE		211,263,572

UTILITIES - 6.1%
Electric Utilities - 3.8%
Alliant Energy Corp.	75,264	4,052,966
American Electric Power Co., Inc.	150,102	13,040,862
Avangrid, Inc. (b)	17,070	849,915
Duke Energy Corp.	222,140	18,824,144
Edison International	108,096	6,017,704
Entergy Corp.	60,714	6,382,863
Evergy, Inc.	68,155	4,418,489
Eversource Energy	101,807	9,169,756
Exelon Corp.	294,223	11,359,950
FirstEnergy Corp.	163,717	4,747,793
Hawaiian Electric Industries, Inc.	32,235	1,168,841
IDACORP, Inc.	15,185	1,416,001
NextEra Energy, Inc.	147,999	41,543,319
NRG Energy, Inc.	47,842	1,617,538
OGE Energy Corp.	60,167	1,979,494
PG&E Corp. (a)	287,171	2,685,049
Pinnacle West Capital Corp.	33,884	2,815,083
PPL Corp.	232,903	6,199,878
Southern Co.	319,312	17,437,628
Xcel Energy, Inc.	158,737	10,959,202
		166,686,475
Gas Utilities - 0.2%
Atmos Energy Corp.	36,495	3,868,105
National Fuel Gas Co. (b)	24,899	1,010,152
UGI Corp.	62,617	2,087,651
		6,965,908
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	199,088	3,032,110
Vistra Corp.	146,929	2,741,695
		5,773,805
Multi-Utilities - 1.8%
Ameren Corp.	74,432	5,972,424
CenterPoint Energy, Inc.	152,677	2,902,390
CMS Energy Corp.	86,375	5,543,548
Consolidated Edison, Inc.	101,182	7,773,813
Dominion Energy, Inc.	253,425	20,535,028
DTE Energy Co.	58,040	6,711,165
MDU Resources Group, Inc.	60,043	1,259,702
NiSource, Inc.	115,245	2,817,740
Public Service Enterprise Group, Inc.	152,592	8,535,996
Sempra Energy	88,533	11,018,817
WEC Energy Group, Inc.	95,392	9,087,042
		82,157,665
Water Utilities - 0.2%
American Water Works Co., Inc.	54,754	8,063,622
Essential Utilities, Inc.	67,397	3,056,454
		11,120,076

TOTAL UTILITIES		272,703,929

TOTAL COMMON STOCKS
(Cost $4,052,986,798)		4,432,859,482
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $119,957)	120,000	119,970
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.14% (d)	3,791,895	$3,793,032
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	38,848,311	38,852,196
TOTAL MONEY MARKET FUNDS
(Cost $42,644,594)		42,645,228
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $4,095,751,349)		4,475,624,680
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(34,870,111)
NET ASSETS - 100%		$4,440,754,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Sept. 2020	$5,384,775	$429,954	$429,954
CME E-mini S&P MidCap 400 Index Contracts (United States)	32	Sept. 2020	5,953,600	1,813	1,813
TOTAL FUTURES CONTRACTS					$431,767

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,970.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,444
Fidelity Securities Lending Cash Central Fund	180,713
Total	$198,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$418,004,816	$418,004,816	$--	$--
Consumer Discretionary	310,633,183	310,633,183	--	--
Consumer Staples	369,221,539	369,221,539	--	--
Energy	214,076,374	214,076,374	--	--
Financials	816,354,193	816,354,193	--	--
Health Care	639,241,682	639,241,682	--	--
Industrials	542,972,516	542,972,516	--	--
Information Technology	434,186,653	434,186,653	--	--
Materials	204,201,025	204,201,025	--	--
Real Estate	211,263,572	211,263,572	--	--
Utilities	272,703,929	272,703,929	--	--
U.S. Government and Government Agency Obligations	119,970	--	119,970	--
Money Market Funds	42,645,228	42,645,228	--	--
Total Investments in Securities:	$4,475,624,680	$4,475,504,710	$119,970	$--
Derivative Instruments:
Assets
Futures Contracts	$431,767	$431,767	$--	$--
Total Assets	$431,767	$431,767	$--	$--
Total Derivative Instruments:	$431,767	$431,767	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$431,767	$0
Total Equity Risk	431,767	0
Total Value of Derivatives	$431,767	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,559,132) — See accompanying schedule: Unaffiliated issuers (cost $4,053,106,755)	$4,432,979,452
Fidelity Central Funds (cost $42,644,594)	42,645,228
Total Investment in Securities (cost $4,095,751,349)		$4,475,624,680
Segregated cash with brokers for derivative instruments		736,236
Receivable for fund shares sold		5,470,258
Dividends receivable		6,063,485
Distributions receivable from Fidelity Central Funds		49,104
Other receivables		597
Total assets		4,487,944,360
Liabilities
Payable for fund shares redeemed	$8,311,818
Payable for daily variation margin on futures contracts	4,442
Other payables and accrued expenses	32,141
Collateral on securities loaned	38,841,390
Total liabilities		47,189,791
Net Assets		$4,440,754,569
Net Assets consist of:
Paid in capital		$4,199,790,719
Total accumulated earnings (loss)		240,963,850
Net Assets		$4,440,754,569
Net Asset Value, offering price and redemption price per share ($4,440,754,569 ÷ 388,828,781 shares)		$11.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Dividends		$51,946,692
Interest		1,489
Income from Fidelity Central Funds (including $180,713 from security lending)		198,157
Total income		52,146,338
Expenses
Custodian fees and expenses	$50,607
Independent trustees' fees and expenses	6,053
Interest	1,658
Commitment fees	4,537
Total expenses		62,855
Net investment income (loss)		52,083,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(165,777,724)
Fidelity Central Funds	(805)
Futures contracts	(387,909)
Total net realized gain (loss)		(166,166,438)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(347,568,329)
Fidelity Central Funds	257
Futures contracts	459,407
Total change in net unrealized appreciation (depreciation)		(347,108,665)
Net gain (loss)		(513,275,103)
Net increase (decrease) in net assets resulting from operations		$(461,191,620)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,083,483	$104,289,293
Net realized gain (loss)	(166,166,438)	151,953,585
Change in net unrealized appreciation (depreciation)	(347,108,665)	299,967,229
Net increase (decrease) in net assets resulting from operations	(461,191,620)	556,210,107
Distributions to shareholders	(22,452,651)	(269,740,584)
Share transactions
Proceeds from sales of shares	1,102,768,251	1,001,204,814
Reinvestment of distributions	22,452,651	269,740,584
Cost of shares redeemed	(237,699,972)	(1,218,955,432)
Net increase (decrease) in net assets resulting from share transactions	887,520,930	51,989,966
Total increase (decrease) in net assets	403,876,659	338,459,489
Net Assets
Beginning of period	4,036,877,910	3,698,418,421
End of period	$4,440,754,569	$4,036,877,910
Other Information
Shares
Sold	96,189,588	78,365,369
Issued in reinvestment of distributions	1,938,916	20,911,262
Redeemed	(21,945,579)	(94,239,603)
Net increase (decrease)	76,182,925	5,037,028

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Value Index Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.91	$12.02	$13.22	$11.75	$9.68	$10.89
Income from Investment Operations
Net investment income (loss)A	.16	.33	.32	.30	.26	.26
Net realized and unrealized gain (loss)	(1.58)	1.46	(.96)	1.69	2.10	(.78)
Total from investment operations	(1.42)	1.79	(.64)	1.99	2.36	(.52)
Distributions from net investment income	(.02)	(.34)	(.33)	(.30)	(.19)	(.26)
Distributions from net realized gain	(.05)	(.57)	(.22)	(.22)	(.10)	(.43)
Total distributions	(.07)	(.90)B	(.56)C	(.52)	(.29)	(.69)
Net asset value, end of period	$11.42	$12.91	$12.02	$13.22	$11.75	$9.68
Total ReturnD,E	(10.99)%	14.94%	(4.73)%	17.16%	24.44%	(4.98)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.03%	.10%	.10%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.03%	.10%	.10%
Expenses net of all reductions	- %H,I	- %I	- %I	.03%	.10%	.10%
Net investment income (loss)	2.84%H	2.58%	2.52%	2.39%	2.41%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$4,440,755	$4,036,878	$3,698,418	$4,024,272	$1,529,003	$759,885
Portfolio turnover rateJ	42%H	31%	19%	17%	16%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.90 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.565 per share.

 C Total distributions of $.56 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.223 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity Series Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, certain deemed distributions, futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$779,182,587
Gross unrealized depreciation	(563,618,397)
Net unrealized appreciation (depreciation)	$215,564,190
Tax cost	$4,260,492,257

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Value Index Fund	1,713,420,909	773,112,057

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Value Index Fund	Borrower	$10,064,625.74%		$1,658

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Large Cap Value Index Fund	$4,537

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $14,799. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds (and includes $65 from securities loaned to NFS, as affiliated borrower).

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Series Large Cap Value Index Fund	- %-C
Actual		$1,000.00	$890.10	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount Represents less than .005%.

 D Amount Represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XS6-SANN-0920
1.967966.106

Fidelity® SAI Tax-Free Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of July 31, 2020

% of fund's net assets
Illinois	11.4
Texas	7.3
Pennsylvania	6.1
Florida	5.8
Other	5.6

Top Five Sectors as of July 31, 2020

% of fund's net assets
General Obligations	24.6
Health Care	23.7
Education	13.0
Transportation	10.9
Electric Utilities	5.5

Quality Diversification (% of fund's net assets)

As of July 31, 2020
AAA	7.5%
AA,A	66.9%
BBB	16.2%
BB and Below	2.1%
Not Rated	1.2%
Short-Term Investments and Net Other Assets	6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.9%
	Principal Amount	Value
Alabama - 1.4%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	$1,025,000	$1,141,799
4% 12/1/38	1,705,000	1,887,827
4% 12/1/41	1,345,000	1,476,729
4% 12/1/44	1,200,000	1,307,796
4% 12/1/49	1,450,000	1,570,176
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	8,505,000	9,794,783
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	4,000,000	4,206,706
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,609,930

TOTAL ALABAMA		22,995,746

Alaska - 0.1%
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	955,000	973,300
Arizona - 1.8%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	276,967
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	723,474
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	774,033
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	475,974
Series 2016:
5.75% 1/1/36 (b)	300,000	302,379
6% 1/1/48 (b)	875,000	839,781
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,842,777
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	2,096,831
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	2,200,000	2,541,814
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2020 A, 5% 7/1/44	14,000,000	18,584,440
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,633,865

TOTAL ARIZONA		31,092,335

California - 2.1%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,608,415
California Gen. Oblig. Series 2017, 5% 11/1/29	2,375,000	3,115,003
California Health Facilities Fing. Auth. Rev. Series A, 4% 8/15/50	4,000,000	4,706,760
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,147,700
5.25% 11/1/36	515,000	587,682
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,083,293
5% 5/15/39	1,175,000	1,351,755
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	100,000	84,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	84,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	786,896
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,237,200
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	3,029,547
5% 4/1/25	2,885,000	3,257,713
5% 4/1/26	2,030,000	2,347,269
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,354,240
5% 11/15/26	2,000,000	2,423,460
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	580,320
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	1,000,000	1,036,125
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	939,856
Series 2017 B:
5% 7/1/29	485,000	595,512
5% 7/1/30	970,000	1,180,131

TOTAL CALIFORNIA		35,536,877

Colorado - 2.6%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,224,370
Series 2019 B:
5%, tender 8/1/26 (a)	755,000	898,994
5%, tender 11/19/26 (a)	1,375,000	1,721,748
Series 2018 A, 4% 11/15/48	960,000	1,077,341
Series 2019 A:
4% 11/1/39	905,000	1,028,089
5% 11/1/22	1,800,000	1,965,258
5% 11/1/26	1,495,000	1,834,858
5% 11/15/39	1,250,000	1,575,225
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	821,406
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	440,000	496,584
Series 2019 H, 4.25% 11/1/49	250,000	282,615
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,491,000
5% 3/15/38	2,000,000	2,484,660
Colorado Univ. Co. Hosp. Auth. Rev.:
Bonds Series 2019 C, 5%, tender 11/15/24 (a)	5,895,000	6,877,579
Series 2012 A, 5% 11/15/42	6,480,000	6,999,113
Denver City & County Board Wtr. Rev. Series 2020 B, 5% 9/15/27	2,290,000	3,004,457
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	6,725,000	7,083,981
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26	135,000	160,083
Series 2020:
5% 12/1/22 (FSA Insured) (c)	165,000	179,294
5% 12/1/50 (FSA Insured) (c)	1,500,000	1,829,190

TOTAL COLORADO		44,035,845

Connecticut - 4.6%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	696,497
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	789,635
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	163,815
Series 2014 H, 5% 11/15/21	1,550,000	1,641,590
Series 2015 B, 5% 6/15/32	265,000	313,392
Series 2016 B:
5% 5/15/25	1,000,000	1,207,780
5% 5/15/26	545,000	675,326
Series 2017 A, 5% 4/15/33	245,000	302,482
Series 2018 A, 5% 4/15/38	1,000,000	1,243,740
Series 2018 F, 5% 9/15/22	235,000	257,920
Series 2019 A, 5% 4/15/26	655,000	809,803
Series 2019 B, 5% 2/15/23	7,000,000	7,804,510
Series 2020 A:
4% 1/15/34	2,250,000	2,718,540
5% 1/15/40	2,000,000	2,559,640
Series A, 5% 3/1/27	1,000,000	1,150,200
Series C, 5% 6/1/23	2,000,000	2,168,200
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,891,712
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	7,140,000	7,328,639
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	825,866
Series 2014 A, 1.1%, tender 2/7/23 (a)	6,000,000	6,123,120
Series 2014 B, 1.8%, tender 7/1/24 (a)	875,000	912,100
Series 2016 A1, 1.45%, tender 7/1/22 (a)	5,000,000	5,110,300
Series 2020 B:
5%, tender 1/1/25 (a)	2,405,000	2,854,879
5%, tender 1/1/27 (a)	1,780,000	2,232,049
Series U1, 2%, tender 2/8/22 (a)	105,000	107,722
Series 2019 A:
4% 7/1/21 (b)	100,000	100,780
5% 7/1/27 (b)	555,000	614,907
5% 7/1/34 (b)	685,000	758,638
Series 2019 Q-1:
5% 11/1/24	460,000	545,477
5% 11/1/26	500,000	626,645
Series A, 5% 7/1/26	1,000,000	1,156,790
Series K1, 5% 7/1/33	815,000	899,793
Series K3, 5% 7/1/43	350,000	377,090
Series R:
4% 7/1/36	1,000,000	1,111,600
5% 6/1/32	550,000	720,742
5% 6/1/33	375,000	488,243
5% 6/1/34	575,000	746,206
5% 6/1/35	870,000	1,124,345
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	454,350
Series A, 5% 9/1/33	5,000,000	5,775,700
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,494,248
5% 1/1/24	1,520,000	1,749,596
5% 1/1/28	3,890,000	4,875,298
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	483,039
Series 2019 A, 5% 11/1/25	495,000	606,014

TOTAL CONNECTICUT		78,598,958

Delaware - 0.2%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	3,127,958
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	621,410
District of Columbia Rev. Series 2018:
5% 10/1/20	600,000	603,283
5% 10/1/23	350,000	388,777
5% 10/1/25	495,000	579,808
5% 10/1/26	830,000	994,282
5% 10/1/27	905,000	1,106,281
5% 10/1/43	3,080,000	3,599,596
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	3,225,000	3,357,161
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,500,000	8,998,200
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,800,165
5% 10/1/44	8,000,000	9,468,160
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,957,442

TOTAL DISTRICT OF COLUMBIA		33,474,565

Florida - 5.8%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	890,005
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,813,407
Central Florida Expressway Auth. Sr. Lien Rev. Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,448,560
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	903,812
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/21	365,000	370,549
5% 3/1/22	350,000	364,364
5% 3/1/23	400,000	428,308
5% 3/1/24	250,000	273,393
5% 3/1/25	670,000	744,779
Series 2019:
5% 10/1/22	225,000	236,351
5% 10/1/23	250,000	267,680
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	9,880,000	11,080,815
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,834,395
5% 10/1/35	1,000,000	1,123,530
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,876,583
5% 10/1/43	2,000,000	2,450,660
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	6,407,500
Lee County School Board Ctfs. Prtn. Series 2019 A:
5% 8/1/27	4,005,000	5,146,625
5% 8/1/28	2,020,000	2,653,654
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,215,250
5% 4/1/44	3,235,000	3,930,654
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,129,850
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2016 A, 5% 7/1/26	9,425,000	11,873,898
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	2,051,003
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,863,131
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	10,000,000	11,772,600
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,062,915
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,527,480
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,916,281
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	936,936
5% 7/1/25	1,455,000	1,755,836
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,137,076
Series 2015 A, 5% 12/1/40	1,680,000	1,885,834
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,123,891
Series 2020 B:
4% 7/1/45	3,000,000	3,395,760
5% 7/1/40	700,000	878,920
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	555,170
0% 9/1/39	850,000	450,262
0% 9/1/40	1,000,000	504,930
0% 9/1/41	1,000,000	481,450
0% 9/1/42	1,000,000	459,200
0% 9/1/45	1,850,000	740,167
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	301,139
5% 10/15/49	455,000	555,714

TOTAL FLORIDA		98,820,317

Georgia - 3.2%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,271,080
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,605,814
2.25%, tender 5/25/23 (a)	1,840,000	1,898,273
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,466,554
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	2,020,000	2,457,310
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,103,600
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	800,000	919,088
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,766,111
Series 2019, 4% 6/15/49	190,000	218,078
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	100,000	101,625
Series 2018 A, 5% 1/1/21	275,000	279,525
Series 2019 A:
4% 1/1/49	1,855,000	2,082,868
5% 1/1/26	1,225,000	1,471,544
5% 1/1/30	410,000	525,210
5% 1/1/39	1,215,000	1,499,529
5% 1/1/44	1,590,000	1,940,579
Series C, 5% 1/1/22	100,000	105,565
Series HH:
5% 1/1/21	700,000	711,519
5% 1/1/22	1,825,000	1,927,875
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,690,989
4% 7/1/43	1,545,000	1,702,466
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	770,000	842,657
Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,997,931
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,144,610
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	2,000,000	2,191,900
Series 2020 B:
4% 9/1/38	3,000,000	3,685,350
5% 9/1/25	1,355,000	1,675,268
5% 9/1/31	1,385,000	1,928,045
Series A:
4% 6/1/21	635,000	649,173
5% 6/1/22	420,000	448,085
5% 6/1/23	420,000	462,941
5% 6/1/24	695,000	789,756

TOTAL GEORGIA		54,560,918

Hawaii - 0.9%
Hawaii Gen. Oblig. Series FG, 5% 10/1/27	1,000,000	1,263,500
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	9,503,085
Series 2018 A, 5% 9/1/41	2,000,000	2,542,380
Series 2019 A, 5% 9/1/24	765,000	908,919
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	885,000	1,042,672

TOTAL HAWAII		15,260,556

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	130,000	145,591
Illinois - 11.4%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	118,878
4% 6/1/27	830,000	1,007,537
4% 6/1/28	625,000	766,763
4% 6/1/29	1,550,000	1,934,602
4% 6/1/30	1,000,000	1,231,840
4% 6/1/31	1,250,000	1,519,325
4% 6/1/34	1,000,000	1,190,720
4% 6/1/35	1,290,000	1,530,043
4% 6/1/36	1,575,000	1,860,453
Series 2020 A:
5% 1/1/29	675,000	874,348
5% 1/1/30	625,000	806,194
5% 1/1/31	850,000	1,087,669
5% 1/1/33	1,650,000	2,075,271
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	58,221
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,419,014
Series 2016 A, 7% 12/1/44	3,100,000	3,649,103
Series 2017 C, 5% 12/1/25	155,000	170,781
Series 2018 C, 5% 12/1/46	1,060,000	1,151,966
Series 2019 A:
5% 12/1/21	185,000	190,387
5% 12/1/23	2,150,000	2,301,640
5% 12/1/30	575,000	651,297
5% 12/1/31	600,000	677,898
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	1,865,000	2,066,028
5% 1/1/27	1,520,000	1,697,126
5% 1/1/30	1,745,000	1,981,413
5% 1/1/32	1,300,000	1,464,008
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	679,526
Series 2016 B, 5% 1/1/46	6,905,000	7,810,936
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/25	500,000	548,385
Series 2015 B, 5% 1/1/32	1,000,000	1,150,380
Series 2016 D, 5% 1/1/52	1,205,000	1,400,403
Series 2018 B:
5% 1/1/36	2,250,000	2,801,543
5% 1/1/37	3,250,000	4,032,860
5% 1/1/53	385,000	464,818
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	1,019,691
5% 3/1/25	850,000	1,028,432
5% 3/1/26	1,235,000	1,537,118
5% 3/1/27	1,245,000	1,598,082
5% 3/1/28	1,350,000	1,775,331
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	299,983
5% 10/1/28	200,000	254,800
5% 10/1/44	1,000,000	1,214,510
5% 10/1/49	1,250,000	1,508,500
5% 10/1/51	1,000,000	1,204,920
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	363,921
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,708,518
5% 5/15/43	50,000	60,413
(Presence Health Proj.) Series 2016 C:
5% 2/15/25	2,100,000	2,495,241
5% 2/15/36	1,000,000	1,215,110
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	100,820
Series E, 2.25%, tender 4/29/22 (a)	330,000	339,620
Series 2012 A, 5% 5/15/22	1,000,000	1,062,520
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	430,766
Series 2015 A:
4.125% 11/15/37	680,000	743,016
5% 11/15/45	10,000,000	11,460,200
Series 2016 A:
5% 2/15/24	850,000	969,298
5% 8/15/25	1,175,000	1,409,612
Series 2016 C, 5% 2/15/31	2,500,000	3,094,200
Series 2016:
4% 12/1/35	360,000	392,040
5% 12/1/40	2,150,000	2,458,181
Series 2017 A, 5% 1/1/35	3,000,000	3,541,650
Series 2018 A:
4.25% 1/1/44	55,000	61,500
5% 1/1/38	215,000	256,463
5% 10/1/41	3,000,000	3,695,430
5% 1/1/44	320,000	376,803
Series 2019, 4% 9/1/35	450,000	477,059
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	5,972,200
Series 2012:
5% 8/1/21	10,000	10,288
5% 8/1/22	60,000	63,292
5% 8/1/24	1,000,000	1,054,310
Series 2013, 5% 7/1/22	40,000	42,104
Series 2014:
5% 2/1/22	215,000	224,013
5% 2/1/23	180,000	192,105
5% 2/1/26	550,000	597,850
Series 2016:
5% 2/1/26	5,270,000	5,957,103
5% 2/1/27	615,000	704,396
Series 2017 C, 5% 11/1/29	1,000,000	1,140,390
Series 2017 D:
5% 11/1/21	4,500,000	4,660,110
5% 11/1/23	800,000	867,168
5% 11/1/24	685,000	757,144
5% 11/1/25	1,265,000	1,420,367
5% 11/1/26	10,950,000	12,447,084
5% 11/1/27	6,230,000	7,163,939
Series 2018 A:
5% 10/1/24	500,000	553,185
5% 10/1/28	1,000,000	1,170,880
Series 2018 B, 5% 10/1/26	1,000,000	1,140,730
Series 2019 B:
5% 9/1/21	500,000	515,540
5% 9/1/22	490,000	517,719
5% 9/1/23	500,000	540,900
5% 9/1/24	500,000	552,320
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,431,339
Series 2015 A, 5% 1/1/37	470,000	548,608
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,459,014
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	536,033
4% 12/1/31 (FSA Insured)	615,000	712,453
4% 12/1/33 (FSA Insured)	255,000	292,235
4% 12/1/35 (FSA Insured)	275,000	313,013
4% 12/1/36 (FSA Insured)	250,000	280,923
4% 12/1/38 (FSA Insured)	580,000	643,545
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,516,288
0% 6/15/46 (FSA Insured)	8,000,000	3,365,440
0% 6/15/47 (FSA Insured)	2,525,000	1,024,064
Series 2017 A, 5% 6/15/57	6,625,000	7,228,935
Series 2020 A:
4% 6/15/50	8,955,000	8,877,450
5% 6/15/50	5,125,000	5,721,653
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,489,995
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,479,855
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	984,762
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,437,408
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	238,491
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	125,982

TOTAL ILLINOIS		193,497,747

Indiana - 0.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	614,736
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	978,230
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/21	1,440,000	1,495,690
5% 7/1/22	1,510,000	1,631,963
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	352,628
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	720,000	793,836
Series A, 3.75% 1/1/49	3,320,000	3,717,836
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,836,844
Series 2020, 5% 4/1/32	765,000	939,558

TOTAL INDIANA		12,361,321

Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,211,920
Series 2019 A2, 2.875% 5/15/49	535,000	535,915
Series A, 5% 5/15/48	120,000	125,030
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	7,262,154

TOTAL IOWA		9,135,019

Kentucky - 4.5%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	817,532
4% 2/1/37	575,000	616,705
5% 2/1/24	1,180,000	1,312,042
5% 2/1/25	945,000	1,075,287
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	368,918
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	6,750,000	6,839,910
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	912,938
5% 1/1/39	690,000	860,672
5% 1/1/49	2,500,000	3,060,600
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	363,165
Series 2019 A2, 5% 8/1/49	3,400,000	4,098,428
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,340,630
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,272,720
5% 5/1/38	4,000,000	4,859,600
Series 2017:
5% 4/1/25	3,425,000	4,064,927
5% 4/1/26	3,470,000	4,212,684
Series A:
4% 11/1/34	1,250,000	1,451,825
4% 11/1/35	400,000	462,772
4% 11/1/36	1,000,000	1,152,780
4% 11/1/37	1,250,000	1,436,850
5% 11/1/22	1,400,000	1,544,718
5% 8/1/27	400,000	472,800
5% 11/1/29	1,105,000	1,412,897
Series B:
5% 8/1/21	110,000	115,138
5% 8/1/23	1,330,000	1,503,951
5% 8/1/25	2,965,000	3,553,286
5% 8/1/26	1,910,000	2,337,439
5% 5/1/27	2,000,000	2,490,880
Series C, 5% 11/1/21	1,055,000	1,116,675
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (a)	11,515,000	13,239,026
Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,279,340
Series A:
4% 6/1/23	585,000	633,391
4% 12/1/24	500,000	560,680
4% 6/1/25	585,000	662,454
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,530,000	1,687,024
Series 2020 C, 5%, tender 10/1/26 (a)	525,000	616,130
Series 2020 D, 5%, tender 10/1/29 (a)	630,000	772,008
Series 2016 A, 5% 10/1/31	95,000	114,088
Series 2020 A, 4% 10/1/39	1,500,000	1,728,090

TOTAL KENTUCKY		77,421,000

Louisiana - 1.2%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/20	520,000	524,204
4% 12/1/22	815,000	861,634
4% 12/1/23	1,135,000	1,226,345
4% 12/1/24	1,145,000	1,261,011
5% 12/1/25	1,230,000	1,438,424
5% 12/1/29	450,000	553,838
5% 12/1/34	225,000	259,958
5% 12/1/39	1,615,000	1,821,849
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,311,203
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,098,639
Series 2018 E:
5% 7/1/32	1,470,000	1,850,612
5% 7/1/33	1,195,000	1,496,032
5% 7/1/34	1,385,000	1,729,422
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,444,858
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,402,739
2.1%, tender 7/1/24 (a)	680,000	670,922

TOTAL LOUISIANA		19,951,690

Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	104,973
Series 2011, 7.5% 7/1/32	1,330,000	1,381,538
Series 2013:
5% 7/1/22	400,000	427,632
5% 7/1/33	395,000	422,950
Series 2017 B, 5% 7/1/33	280,000	328,359
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	4,130,000	4,368,549
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	622,515

TOTAL MAINE		7,656,516

Maryland - 1.2%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	665,000	742,758
Series 2019 C:
5% 9/1/27	725,000	921,250
5% 9/1/28	115,000	149,308
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,098,220
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,099,481
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	811,927
5% 4/15/25	920,000	1,091,736
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	1,645,000	1,975,497
4% 7/1/50	4,665,000	5,568,424
5% 7/1/40	4,930,000	6,563,703

TOTAL MARYLAND		21,022,304

Massachusetts - 3.9%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,752,943
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,319,760
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,636,580
Series 2017 A, 5% 1/1/36	2,415,000	2,819,199
Series 2017, 5% 7/1/47	945,000	991,957
Series 2018, 5% 1/1/43	1,335,000	1,532,113
Series 2019 K:
5% 7/1/25	825,000	981,948
5% 7/1/26	1,085,000	1,323,103
5% 7/1/27	1,305,000	1,627,622
Series 2019:
5% 7/1/25	655,000	762,525
5% 7/1/26	370,000	439,327
5% 7/1/28	550,000	675,747
5% 7/1/29	500,000	624,440
5% 9/1/59	3,730,000	4,455,299
Series 2020 A:
4% 7/1/45	3,660,000	3,910,307
5% 10/15/25	350,000	436,877
5% 10/15/27	7,500,000	9,913,950
5% 10/15/28	7,340,000	9,988,125
Series A, 4% 6/1/49	2,365,000	2,562,738
Series M:
4% 10/1/50	3,725,000	4,006,983
5% 10/1/45	2,805,000	3,354,275
Massachusetts Gen. Oblig. Series A, 5% 1/1/45	2,000,000	2,499,260
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49	2,500,000	2,969,750

TOTAL MASSACHUSETTS		65,584,828

Michigan - 3.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	169,881
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,119,879
5% 7/1/25	465,000	538,944
5% 7/1/26	425,000	501,224
5% 7/1/27	660,000	794,567
5% 7/1/28	925,000	1,134,198
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,167,121
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	587,820
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,454,211
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	687,317
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,067,587
(Trinity Health Proj.) Series 2017:
5% 12/1/25	2,500,000	3,037,350
5% 12/1/37	1,000,000	1,231,410
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	659,116
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	880,400
Series 2015 A:
5% 8/1/26	1,675,000	1,946,752
5% 8/1/27	2,680,000	3,105,316
Series 2015, 5% 11/15/28	1,405,000	1,641,124
Series 2016, 5% 11/15/26	850,000	1,045,925
Series 2019 A:
4% 12/1/49	795,000	910,323
5% 11/15/48	290,000	359,319
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	934,708
Series 2019 A, 5% 3/1/31	580,000	740,225
Series 2019:
5% 3/1/32	650,000	824,428
5% 3/1/33	625,000	787,938
5% 3/1/34	700,000	879,228
5% 3/1/35	700,000	876,330
5% 3/1/36	800,000	997,616
5% 3/1/37	900,000	1,118,592
5% 3/1/38	1,325,000	1,642,179
5% 3/1/39	900,000	1,112,535
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	594,977
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,466,510
Series 2020 A, 5% 4/1/50	4,000,000	5,263,240

TOTAL MICHIGAN		50,278,290

Minnesota - 0.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	585,535
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,874,444
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,465,095
Series 2018 A, 5% 10/1/45	5,000	5,663
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	607,468
5% 5/1/48	675,000	828,907
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,621,942
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	570,079
5% 6/1/27	500,000	602,455

TOTAL MINNESOTA		10,161,588

Mississippi - 0.3%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	605,000	735,789
Series I:
5% 10/1/22	400,000	435,380
5% 10/1/23	550,000	619,669
5% 10/1/24	535,000	621,386
5% 10/1/26	650,000	788,847
5% 10/1/28	1,000,000	1,259,090

TOTAL MISSISSIPPI		4,460,161

Missouri - 1.5%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	864,959
4% 12/1/34	400,000	505,760
4% 12/1/36	700,000	878,612
4% 12/1/37	500,000	625,945
4% 12/1/40	500,000	621,745
5% 12/1/28	580,000	779,160
5% 12/1/29	350,000	482,839
5% 12/1/30	660,000	929,524
5% 12/1/35	600,000	821,802
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,847,166
Series 2019 A:
4% 10/1/48	4,785,000	5,370,732
5% 10/1/46	460,000	558,601
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	165,000	185,089
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,824,837
Series 2019 C:
5% 7/1/26	1,440,000	1,748,664
5% 7/1/27	2,430,000	3,016,213
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,427,682
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	57,570

TOTAL MISSOURI		25,546,900

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	91,490
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	13,400,000	15,377,438
Nevada - 1.3%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,553,878
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,620,610
Series 2016 B, 5% 6/15/26	1,675,000	2,047,855
Series 2017 A:
5% 6/15/22	2,520,000	2,728,631
5% 6/15/24	250,000	290,038
5% 6/15/25	5,945,000	7,098,271
5% 6/15/26	215,000	262,859
Series 2017 C, 5% 6/15/22	210,000	227,386
Series A, 5% 6/15/27	1,305,000	1,644,561
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,595,000	2,900,613
Series 2019 B, 4% 10/1/49	270,000	302,495

TOTAL NEVADA		22,677,197

New Hampshire - 0.4%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,803,126	1,973,215
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	380,388
Series 2017, 5% 7/1/44	2,000,000	2,254,300
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,758,139
Series 2016, 5% 10/1/23	170,000	191,364

TOTAL NEW HAMPSHIRE		6,557,406

New Jersey - 3.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,113,140
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	310,000	293,976
Series A, 5% 11/1/31	2,735,000	3,319,196
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,173,140
5% 6/15/35	580,000	682,150
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	210,065
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,005,000	1,189,217
Series 2014 PP, 5% 6/15/26	1,000,000	1,116,190
Series 2015 XX:
5% 6/15/21	1,000,000	1,035,546
5% 6/15/22	3,285,000	3,509,300
5% 6/15/23	3,500,000	3,862,425
Series 2016 A, 5% 7/15/27	1,000,000	1,165,440
Series 2016 BBB:
5% 6/15/23	1,400,000	1,544,970
5.5% 6/15/30	230,000	273,380
Series 2018 EEE:
5% 6/15/28	590,000	709,038
5% 6/15/34	1,500,000	1,770,795
Series LLL:
4% 6/15/44	2,935,000	3,167,834
4% 6/15/49	2,690,000	2,883,572
Series MMM:
4% 6/15/35	1,160,000	1,276,545
4% 6/15/36	450,000	493,101
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	822,237
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,583,217
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,998,966
Series 2019 B3, 5%, tender 7/1/26 (a)	1,695,000	2,088,799
Series 2016:
4% 7/1/48	200,000	209,324
5% 7/1/28	1,170,000	1,371,380
5% 7/1/41	90,000	100,994
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	299,561
5% 12/1/23	200,000	225,124
5% 12/1/24	115,000	133,376
5% 12/1/25	215,000	255,899
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,282,130
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,280,746
Series 2010 A, 0% 12/15/27	1,205,000	1,002,909
Series 2018 A:
5% 12/15/32	355,000	421,374
5% 12/15/34	1,350,000	1,590,881
Series A:
4% 12/15/39	1,000,000	1,086,310
4.25% 12/15/38	2,515,000	2,762,702
Series AA, 5% 6/15/29	405,000	426,821
Series BB, 4% 6/15/44	1,300,000	1,393,431
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,240
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	395,000	407,179
5% 5/1/22	275,000	294,784
5% 5/1/23	215,000	241,118

TOTAL NEW JERSEY		54,206,522

New Mexico - 0.7%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,260,500
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,460,000	1,718,639
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	1,075,000	1,202,624
Series 2019 D, 3.75% 1/1/50	380,000	422,917
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	5,000,000	5,934,850
Series 2019 A:
4% 5/1/23	590,000	641,082
4% 11/1/23	200,000	220,404
4% 5/1/24	675,000	753,455
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	33,391
5% 5/15/34	70,000	73,183
5% 5/15/39	50,000	51,647
5% 5/15/44	50,000	50,886
5% 5/15/49	105,000	106,332
Series 2019 B1, 2.625% 5/15/25	55,000	52,616

TOTAL NEW MEXICO		12,522,526

New York - 5.2%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,495,572
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,440,222
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,608,970
Series 2018, 5% 9/1/36	250,000	315,343
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	334,638
New York City Gen. Oblig. Series B, 5% 10/1/42	2,000,000	2,543,240
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	8,182,370
Series 2018 S2, 5% 7/15/35	1,075,000	1,329,130
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,218,662
Series 2018 B, 5% 8/1/45	7,150,000	8,708,986
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,258,908
Series 2019 B2, 5%, tender 5/1/24 (a)	880,000	992,138
Series 2019 B3, 5%, tender 5/1/48	635,000	755,726
Series 2020 A:
4% 9/1/36	550,000	620,631
4% 9/1/38	650,000	728,858
4% 9/1/40	850,000	947,869
4% 9/1/45	5,150,000	5,669,069
4% 9/1/50	3,480,000	3,812,236
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	3,705,363
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,643,144
Series 2017 D, 5% 11/15/35	2,000,000	2,239,940
Series 2020 A, 5% 2/1/23	3,020,000	3,170,819
Series D1, 5% 11/1/25	2,050,000	2,155,575
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,254,820
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	1,250,000	1,473,938
Series 2020 C:
5% 3/15/43	5,000,000	6,486,000
5% 3/15/47	10,000,000	12,882,600
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,856,286
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,918,040

TOTAL NEW YORK		88,749,093

New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	5,968,600
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	1,036,945
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	55,000	68,704
5% 10/1/42	465,000	553,043
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	792,035
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,416,904
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	16,840,880

TOTAL NORTH CAROLINA		20,708,511

Ohio - 4.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	3,735,000	4,283,672
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	536,200
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,176,640
Series 2016, 5% 2/15/46	1,735,000	2,022,490
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	913,572
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/28	2,825,000	3,668,517
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,161,790
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,200,000	1,359,468
5% 1/1/25 (FSA Insured)	730,000	851,333
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,620,600
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,327,842
Series 2019 A, 5% 4/1/33	2,430,000	3,240,478
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	412,281
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	224,398
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	531,650
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,027,590
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	1,018,801
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	5,194,998
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	489,405
5% 8/1/45	3,550,000	4,314,990
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,141,801
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	786,014
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	850,260
5% 7/1/35	2,625,000	3,391,605
5% 7/1/42	4,525,000	5,722,768
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,023,136
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	320,092
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	120,000	136,720
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,528,199
5% 2/1/24	3,580,000	4,161,786
5% 2/1/26	1,145,000	1,414,648
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	352,956
5% 12/1/22	360,000	393,563
5% 12/1/23	500,000	565,965
5% 12/1/24	525,000	612,754
5% 12/1/25	460,000	549,599
5% 12/1/26	600,000	733,776
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,281,556
5% 2/15/27	1,615,000	1,890,325
Series 2019, 5% 2/15/29	845,000	967,128
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,181,204
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,941,100

TOTAL OHIO		75,323,670

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	825,248
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
3% 8/1/20	440,000	440,000
4% 8/1/21	380,000	384,849
4% 8/1/22	475,000	496,019
5% 8/1/26	360,000	413,748

TOTAL OKLAHOMA		2,559,864

Oregon - 1.2%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,681,199
5% 8/15/38	3,700,000	4,754,167
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,771,546
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	10,900,000	12,236,994

TOTAL OREGON		20,443,906

Pennsylvania - 6.1%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	1,024,722
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	945,000	1,004,601
5% 2/1/24	400,000	433,148
5% 2/1/26	885,000	980,129
Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (a)	355,000	388,505
Series 2020 B2, 5%, tender 2/1/27 (a)	610,000	682,175
Series 2020 B3, 5%, tender 2/1/30 (a)	350,000	401,786
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,583,000
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	843,615
Series 2020 A:
5% 6/1/29	1,750,000	2,340,065
5% 6/1/32	3,000,000	3,985,920
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,348,688
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 B, 5% 7/1/21	1,215,000	1,247,626
Series 2019, 5% 7/1/49	795,000	893,993
Geisinger Auth. Health Sys. Rev. Series 2011 A1, 5.125% 6/1/41	8,000,000	8,235,920
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/21	1,200,000	1,244,175
5% 7/1/22	1,500,000	1,617,870
5% 7/1/23	900,000	1,005,894
5% 7/1/24	1,700,000	1,964,554
5% 7/1/26	1,900,000	2,319,387
5% 7/1/27	2,000,000	2,497,440
5% 7/1/28	2,080,000	2,655,578
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	512,600
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	2,982,417
Series 2019:
4% 9/1/36	750,000	857,543
4% 9/1/37	750,000	854,858
4% 9/1/38	1,700,000	1,932,050
4% 9/1/39	1,100,000	1,246,773
4% 9/1/44	250,000	279,698
5% 9/1/22	600,000	653,262
5% 9/1/23	500,000	565,010
5% 9/1/24	675,000	789,426
Series 2020:
5% 4/1/22	325,000	337,409
5% 4/1/23	360,000	382,327
5% 4/1/24	365,000	394,310
5% 4/1/25	280,000	306,975
5% 4/1/26	330,000	367,551
5% 4/1/27	630,000	709,966
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,140,645
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	633,419
5% 4/15/25	750,000	890,003
5% 4/15/26	2,500,000	3,042,525
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	206,580
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,144,337
5% 11/1/42	1,275,000	1,305,855
Series 2016, 5% 5/1/34	1,600,000	1,893,968
Series 2018 A, 5% 2/15/48	940,000	1,153,530
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,736,292
Pennsylvania Tpk. Commission Tpk. Rev. Series 2016, 5% 6/1/36	2,000,000	2,336,440
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	530,000	615,648
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,040,000	1,096,815
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,445,544
Series 2019 B:
5% 2/1/34	2,250,000	2,904,458
5% 2/1/35	2,750,000	3,535,483
5% 2/1/36	2,415,000	3,087,481
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,727,978
Series 2019 A:
4% 9/1/35	1,250,000	1,474,475
5% 9/1/23	660,000	748,407
5% 9/1/26	2,000,000	2,468,540
5% 9/1/30	1,335,000	1,752,601
5% 9/1/32	1,000,000	1,293,110
5% 9/1/34	620,000	801,214
5% 9/1/44	1,450,000	1,798,914
Series 2019 B:
5% 9/1/25	1,360,000	1,635,767
5% 9/1/26	1,105,000	1,363,868
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,095,460
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	571,496
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	271,850
4% 6/1/49	555,000	637,695
5% 6/1/44	405,000	504,752
5% 6/1/49	645,000	798,575
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,073,930
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,642,727

TOTAL PENNSYLVANIA		104,701,348

Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,592,360
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	270,000	301,347
South Carolina - 1.3%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,302,800
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,492,386
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	540,000	597,229
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	375,000	425,430
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,633,495
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,551,252
Series 2014 C:
5% 12/1/26	100,000	116,544
5% 12/1/39	1,000,000	1,137,190
5% 12/1/46	4,675,000	5,277,654
Series 2016 A, 5% 12/1/33	220,000	261,569
Series A, 5% 12/1/23	790,000	898,119
Series B, 5% 12/1/24	2,520,000	2,959,916
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,904,201

TOTAL SOUTH CAROLINA		22,557,785

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (a)	1,595,000	1,792,174
Tennessee - 0.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	729,753
Series 2019 A2, 5% 8/1/44	2,250,000	2,739,983
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	772,701
5% 4/1/28	420,000	526,210
5% 4/1/41	500,000	598,835
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	419,356
5.25% 10/1/58	1,225,000	1,361,000
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,361,474
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	108,285

TOTAL TENNESSEE		9,617,597

Texas - 7.3%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,495,300
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25	1,000,000	1,176,590
Collin County Series 2019, 5% 2/15/26	2,315,000	2,896,134
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	901,152
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34 (c)	1,410,000	1,718,635
4% 11/1/35 (c)	1,255,000	1,523,808
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,559,932
Series 2019:
5% 2/15/23	1,000,000	1,116,820
5% 2/15/24	700,000	812,812
5% 2/15/25	1,000,000	1,203,060
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	625,285
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	3,017,346
4% 5/15/27	1,935,000	2,379,798
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	707,225
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,211,440
5% 3/1/27	1,000,000	1,238,080
Fort Worth Wtr. & Swr. Rev. Series 2020 A, 4% 2/15/31	2,910,000	3,647,918
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	870,528
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2019 B, 5%, tender 12/1/24 (a)	1,000,000	1,159,700
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	620,610
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,685,451
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	824,869
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,569,450
Houston Independent School District Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	508,185
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,272,690
Series 2020 C:
5% 11/15/28	2,400,000	3,234,120
5% 11/15/29	2,850,000	3,939,954
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	483,976
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,860,390
5% 5/15/48	1,700,000	2,093,567
Series 2020, 5% 5/15/28	2,250,000	2,924,145
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	565,000	596,391
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,799,984
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	366,183
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	906,248
Series 2017 A, 5% 1/1/39	4,000,000	4,888,760
Series 2018:
4% 1/1/38	1,835,000	2,086,799
5% 1/1/35	500,000	617,315
Series 2019 A:
5% 1/1/23	2,000,000	2,219,400
5% 1/1/24	2,100,000	2,415,672
5% 1/1/38	5,000,000	6,239,750
Series 2019 B, 5% 1/1/25	645,000	765,047
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,417,372
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,123,850
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,473,836
Series 2020, 1.75%, tender 12/1/25 (a)	10,750,000	11,064,438
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	2,285,000	2,516,882
Series 2020:
5% 12/1/23	1,850,000	2,120,285
5% 12/1/24	550,000	652,707
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,066,071
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,404,640
Series 2018 A, 5% 7/1/22	800,000	863,664
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	735,340	784,961
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	925,000	1,057,284
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	395,000	395,348
Series 2019 E2, 2.25%, tender 8/1/22 (a)	1,785,000	1,787,695
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,388,016
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,678,247
5% 3/15/25	1,500,000	1,817,265
5% 3/15/26	1,855,000	2,316,023
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	613,335
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,130,780
Series 2018 A, 5% 10/15/43	1,000,000	1,271,430
Series 2018 B, 5% 4/15/49	1,000,000	1,278,270
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7.125% 1/1/46 (Pre-Refunded to 1/1/21 @ 100)	1,500,000	1,542,060

TOTAL TEXAS		124,944,978

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,785,360
Series 2018 B, 5% 7/1/48	1,000,000	1,217,660
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,276,550

TOTAL UTAH		7,279,570

Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,815,000	2,038,917
Virginia - 0.7%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,788,292
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	582,565
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	292,846
4% 4/1/39	250,000	260,295
4% 4/1/40	280,000	290,979
4% 4/1/45	750,000	769,178
5% 4/1/22	225,000	236,480
5% 4/1/24	300,000	331,992
5% 4/1/26	350,000	400,677
5% 4/1/27	350,000	406,329
5% 4/1/28	440,000	517,796
5% 4/1/29	575,000	683,865
5% 4/1/49	1,000,000	1,120,720
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,558,909
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	400,000	400,091
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	311,334

TOTAL VIRGINIA		11,952,348

Washington - 2.8%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,205,140
King County Swr. Rev. Bonds Series 2012, 2.6%, tender 12/1/21 (a)	3,900,000	3,944,031
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	4,238,943
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	505,104
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,459,313
Series 2016 C, 5% 2/1/39	2,560,000	3,075,456
Series 2017 D, 5% 2/1/35	500,000	626,480
Series 2018 C, 5% 2/1/41	1,000,000	1,262,600
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	54,970
5% 7/1/42	560,000	661,343
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	218,372
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	275,407
5% 8/15/26	225,000	256,572
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	2,090,000	2,193,727
Series 2015, 5% 1/1/25	1,000,000	1,169,970
Series 2017 A, 4% 7/1/42	5,780,000	6,385,050
Series 2017:
4% 8/15/42	7,000,000	7,350,070
5% 8/15/36	500,000	559,505
Series 2020:
5% 9/1/38	2,000,000	2,563,300
5% 9/1/45	2,250,000	2,832,053
5% 9/1/50	2,500,000	3,123,450
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	486,992
5% 10/1/26	2,010,000	2,307,380
5% 10/1/34	1,510,000	1,670,407

TOTAL WASHINGTON		48,425,635

Wisconsin - 1.1%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	584,495
5.25% 10/1/48	530,000	581,352
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	908,677
Roseman Univ. of Health Series 2020, 5% 4/1/50 (b)	395,000	419,533
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	1,240,000	1,491,819
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/26/22 (a)	1,945,000	2,078,485
Series 2018, 5% 4/1/34	2,000,000	2,531,860
Series 2019 A:
2.25% 11/1/26	325,000	311,214
5% 11/1/25	240,000	254,729
5% 11/1/27	205,000	219,362
5% 11/1/29	170,000	183,153
5% 12/1/30	300,000	389,583
5% 12/1/31	300,000	385,626
5% 12/1/32	350,000	446,849
5% 12/1/33	350,000	444,696
5% 12/1/34	350,000	443,310
5% 12/1/35	450,000	567,572
5% 7/1/44	500,000	574,425
5% 11/1/46	1,445,000	1,460,881
5% 7/1/49	2,000,000	2,287,200
Series 2019 B, 5% 7/1/38	355,000	412,198
Series 2019 B1, 2.825% 11/1/28	365,000	355,660
Series 2019 B2, 2.55% 11/1/27	235,000	226,965
Series 2019:
5% 10/1/24	270,000	312,044
5% 10/1/26	550,000	667,849
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	641,945

TOTAL WISCONSIN		19,181,482

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,550,000	3,862,720
TOTAL MUNICIPAL BONDS
(Cost $1,540,801,022)		1,600,134,814

Municipal Notes - 0.2%
New York - 0.2%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21
(Cost $3,082,125)	3,000,000	3,077,670
	Shares	Value

Money Market Funds - 5.6%
Fidelity Tax-Free Cash Central Fund .18% (d)(e)
(Cost $94,910,999)	94,892,022	94,910,962
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,638,794,146)		1,698,123,446
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,714,820
NET ASSETS - 100%		$1,702,838,266

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,708,059 or 0.2% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$195,618
Total	$195,618

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,603,212,484	$--	$1,603,212,484	$--
Money Market Funds	94,910,962	94,910,962	--	--
Total Investments in Securities:	$1,698,123,446	$94,910,962	$1,603,212,484	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	24.6%
Health Care	23.7%
Education	13.0%
Transportation	10.9%
Electric Utilities	5.5%
Special Tax	5.0%
Others* (Individually Less Than 5%)	17.3%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,543,883,147)	$1,603,212,484
Fidelity Central Funds (cost $94,910,999)	94,910,962
Total Investment in Securities (cost $1,638,794,146)		$1,698,123,446
Cash		98,382
Receivable for fund shares sold		1,791,092
Interest receivable		14,850,626
Distributions receivable from Fidelity Central Funds		13,239
Prepaid expenses		412
Receivable from investment adviser for expense reductions		146,877
Other receivables		4,070
Total assets		1,715,028,144
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,122,381
Payable for fund shares redeemed	3,784,786
Distributions payable	2,752,919
Accrued management fee	486,387
Other payables and accrued expenses	43,405
Total liabilities		12,189,878
Net Assets		$1,702,838,266
Net Assets consist of:
Paid in capital		$1,646,460,521
Total accumulated earnings (loss)		56,377,745
Net Assets		$1,702,838,266
Net Asset Value, offering price and redemption price per share ($1,702,838,266 ÷ 158,278,619 shares)		$10.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$17,396,631
Income from Fidelity Central Funds		195,618
Total income		17,592,249
Expenses
Management fee	$2,699,139
Custodian fees and expenses	7,143
Independent trustees' fees and expenses	2,482
Registration fees	76,254
Audit	33,059
Legal	2,098
Miscellaneous	4,203
Total expenses before reductions	2,824,378
Expense reductions	(920,532)
Total expenses after reductions		1,903,846
Net investment income (loss)		15,688,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,918,766)
Total net realized gain (loss)		(2,918,766)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,858,908)
Fidelity Central Funds	7
Total change in net unrealized appreciation (depreciation)		(9,858,901)
Net gain (loss)		(12,777,667)
Net increase (decrease) in net assets resulting from operations		$2,910,736

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,688,403	$22,891,431
Net realized gain (loss)	(2,918,766)	3,585,987
Change in net unrealized appreciation (depreciation)	(9,858,901)	61,095,430
Net increase (decrease) in net assets resulting from operations	2,910,736	87,572,848
Distributions to shareholders	(16,272,806)	(26,056,090)
Share transactions
Proceeds from sales of shares	756,740,101	1,152,853,675
Reinvestment of distributions	115	825
Cost of shares redeemed	(644,062,063)	(100,365,738)
Net increase (decrease) in net assets resulting from share transactions	112,678,153	1,052,488,762
Total increase (decrease) in net assets	99,316,083	1,114,005,520
Net Assets
Beginning of period	1,603,522,183	489,516,663
End of period	$1,702,838,266	$1,603,522,183
Other Information
Shares
Sold	72,979,089	108,662,394
Issued in reinvestment of distributions	11	78
Redeemed	(61,947,238)	(9,438,874)
Net increase (decrease)	11,031,862	99,223,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.107	.241	.081
Net realized and unrealized gain (loss)	(.126)	.735	.176
Total from investment operations	(.019)	.976	.257
Distributions from net investment income	(.107)	(.248)	(.067)
Distributions from net realized gain	(.004)	(.028)	–
Total distributions	(.111)	(.276)	(.067)
Net asset value, end of period	$10.76	$10.89	$10.19
Total ReturnC,D	(.14)%	9.68%	2.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.43%	.60%G,H
Expenses net of fee waivers, if any	.25%G	.25%	.25%G
Expenses net of all reductions	.25%G	.25%	.25%G
Net investment income (loss)	2.05%G	2.28%	2.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,702,838	$1,603,522	$489,517
Portfolio turnover rateI	51%G	12%	2%J

 A For the period October 2, 2018 (commencement of operations) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Audit fees are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity SAI Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,866,127
Gross unrealized depreciation	(6,530,080)
Net unrealized appreciation (depreciation)	$59,336,047
Tax cost	$1,638,787,399

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Tax-Free Bond Fund	559,130,444	374,200,521

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Tax-Free Bond Fund	$1,881

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through May 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $910,605.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,942.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,985.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity SAI Tax-Free Bond Fund	.25%
Actual		$1,000.00	$998.60	$1.24
Hypothetical-C		$1,000.00	$1,023.62	$1.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STF-SANN-0920
1.9887621.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020